UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 06/30/2012

Item 1 – Report to Stockholders

June 30, 2012

Annual Report

BlackRock Municipal Bond Fund, Inc.

} BlackRock High Yield Municipal Fund

} BlackRock National Municipal Fund

} BlackRock Short-Term Municipal Fund

BlackRock Multi-State Municipal Series Trust

} BlackRock New York Municipal Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	ANNUAL REPORT	JUNE 30, 2012

Dear Shareholder

One year ago, risk assets were in a broad retreat as sovereign debt problems loomed over Europe and confidence in both the US and global economic recoveries was waning. Last summer’s prolonged debt ceiling debate in Washington, DC ended with Standard & Poor’s historic downgrade of US government debt, an event that triggered financial-market turmoil all over the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro-level news drove asset prices broadly up and down in lockstep, in a “risk on” — “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

By October, however, improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis drew investors back to the markets. Improving sentiment carried over into early 2012 as investors saw some relief from the world’s financial woes. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while climbing Treasury yields pressured higher-quality fixed income assets.

However, risk assets reversed course in the spring when Europe’s debt problems boiled over once again. Markets became highly volatile as political instability in Greece threatened the country’s membership in the euro zone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off through April and May as investors ran back to safe havens including US, German and UK government debt as well as gold. As the period drew to a close, risk assets were beginning to rebound modestly as European leaders stepped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

All asset classes posted gains for the 6-month period ended June 30, 2012, with US stocks delivering the largest returns. On a 12-month basis, US large-cap stocks generated positive results; however, small-cap stocks finished in negative territory and international and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Among fixed income asset classes, safe-haven US Treasury bonds and municipal bonds outperformed corporate credits for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2012

	6-month	12-month
US large cap equities	9.49%	5.45%
(S&P 500® Index)
US small cap equities	8.53	(2.08)
(Russell 2000® Index)
International equities	2.96	(13.83)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	3.93	(15.95)
equities (MSCI Emerging
Markets Index)
3-month Treasury bill	0.04	0.05
(BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	3.44	17.36
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	2.37	7.47
bonds (Barclays US
Aggregate Bond Index)
Tax-exempt municipal	4.14	10.16
bonds (S&P Municipal
Bond Index)
US high yield bonds	7.23	7.21
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2012	BlackRock High Yield Municipal Fund

Investment Objective

BlackRock High Yield Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended June 30, 2012, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Customized High Yield Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Customized High Yield Municipal Bond Index.

What factors influenced performance?

•	The Fund’s concentrated exposure to transportation, health care and corporate-related debt contributed positively to performance as these sectors outperformed the broader market during the period. The Fund’s longer duration (higher sensitivity to interest rates) as compared to the benchmark index also had a positive impact on performance as rates generally declined during the period. The Fund’s holdings were more concentrated on the long end of the yield curve, which benefited performance as the yield curve flattened and long rates declined more than rates on shorter-dated bonds. These market conditions also resulted in strong performance for the Fund’s holdings of long-dated zero-coupon or capital appreciation bonds as well as the Fund’s implementation of leverage through the use of tender option bonds, both in terms of their impact on duration and yield curve positioning.
•	Detracting from performance was the Fund’s underweight relative to the benchmark index in tobacco bonds given the sector’s strong performance for the 12-month period. Also hindering returns was the Fund’s modest underweight exposure to higher quality non-investment-grade issues, which outperformed other rating categories during the period.

Describe recent portfolio activity.

•	During the 12-month period, portfolio activity was focused on maintaining the Fund’s average credit quality and desired level of portfolio leverage as cash inflows from new subscriptions accelerated significantly. New money was invested in a manner consistent with long-held sector concentrations, while the Fund trimmed exposure to less-favored names. The Fund maintained a low average level of cash reserves throughout the period; however, a recent acceleration of cash inflows from new subscriptions resulted in a temporarily elevated cash balance at the end of the period. The Fund’s cash and cash equivalents did not have a material impact on performance.

Describe portfolio positioning at period end.

•	As of period end, the Fund maintained a long duration stance relative to the S&P® Customized High Yield Municipal Bond Index and a yield curve-flattening bias. The Fund remains positioned to benefit from further credit-spread tightening and declining long-term municipal yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Long-Term
Sector Allocations	Investments
Health	29%
Transportation	15
Corporate	13
County/City/Special District/School District	11
Utilities	11
Education	7
State	7
Tobacco	6
Housing	1

Percent of
Long-Term
Credit Quality Allocations[1]	Investments
AAA/Aaa	2%
AA/Aa	18
A	12
BBB/Baa	38
BB/Ba	4
B	9
CCC/Caa	1
Not Rated[2]	16

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2012, the market value of these securities was $10,070,275, representing 3% of the Fund’s long-term investments.
4	ANNUAL REPORT	JUNE 30, 2012

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard& Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Customized High Yield Municipal Bond Index is a blended subset of the S&P® Municipal Bond Index that includes non-insured bonds rated below BBB– or non-rated (85%) and bonds rated BBB (15%), excluding those that are in default, are pre-refunded, or are escrowed to maturity.
[5]	Commencement of Operations.

Performance Summary for the Period Ended June 30, 2012

				Average Annual Total Returns[6]
			1 Year		5 Years		Since Inception [7]
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.00%	9.17%	16.72%	N/A	4.16%	N/A	4.13%	N/A
Investor A	3.52	9.04	16.44	11.49%	3.86	2.96%	3.82	3.06%
Investor C	2.96	8.74	15.65	14.65	3.09	3.09	3.10	3.10
S&P® Municipal Bond Index	—	4.14	10.16	N/A	5.64	N/A	5.40	N/A
S&P® Customized High Yield Municipal Bond Index	—	9.55	15.26	N/A	4.08	N/A	4.39	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on 8/01/06.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[10]
			Expenses Paid			Including Interest Expense		Excluding Interest Expense
			During the Period			and Fees		and Fees
		Ending	Including	Excluding		Ending		Ending
	Beginning	Account Value	Interest	Interest	Beginning	Account Value	Expenses	Account Value	Expenses
	Account Value	June 30,	Expense	Expense	Account Value	June 30,	Paid During	June 30,	Paid During
	January 1, 2012	2012	and Fees[8]	and Fees[9]	January 1, 2012	2012	the Period[8]	2012	the Period[9]
Institutional	$1,000.00	$1,091.70	$4.11	$3.64	$1,000.00	$1,010.48	$3.97	$1,010.68	$3.52
Investor A	$1,000.00	$1,090.40	$5.56	$5.09	$1,000.00	$1,009.78	$5.37	$1,009.98	$4.92
Investor C	$1,000.00	$1,086.20	$9.44	$8.92	$1,000.00	$1,007.93	$9.12	$1,008.13	$8.62

[8]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.79% for Institutional, 1.07% for Investor A, and 1.82% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[9]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.98% for Investor A, and 1.72% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[10]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2012	5

Fund Summary as of June 30, 2012	BlackRock National Municipal Fund

Investment Objective

BlackRock National Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

•	On July 18, 2011, the Fund acquired substantially all of the assets and substantially all of the liabilities of the BlackRock Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc., and BlackRock AMT-Free Municipal Bond Portfolio, a series of BlackRock Funds II, in exchange for newly issued shares of the Fund.

How did the Fund perform?

•	For the 12-month period ended June 30, 2012, the Fund outperformed its benchmark, the S&P® Municipal Bond Index.

What factors influenced performance?

•	The Fund’s longer duration (higher sensitivity to interest rates) as compared to the benchmark index had a positive impact on performance as rates generally declined during the period. The Fund’s holdings were more concentrated on the long end of the yield curve, which benefited performance as the yield curve flattened and long rates declined more than rates on shorter-dated bonds. The Fund’s overweights to health care and education enhanced results as those sectors outperformed the broader market during the period. Additionally, the Fund’s lower quality holdings boosted returns as credit spreads narrowed. The Fund maintained an above-industry-average coupon structure in order to maximize its income accrual, which contributed positively to total return. Exposure to tender option bonds also contributed to the Fund’s yield advantage.
•	Detracting from performance was the Fund’s lack of exposure to the tobacco sector, which rallied significantly as high yield municipal funds experienced large inflows, creating new demand. The Fund’s hedging strategy to temper price volatility through the use of financial futures contracts had a negative impact on returns as risk-averse investors drove US Treasury bond yields lower during a period of heightened global financial tensions stemming from the European debt crisis. Following a period of widespread municipal credit concerns that led to significant market volatility and mutual fund outflows in the earlier part of 2011, the Fund, at times, increased its reserves of cash and cash equivalents for defensive purposes. As interest rates on cash investments remained near zero, the Fund’s cash holdings hindered relative performance while longer assets performed better in the declining rate environment.

Describe recent portfolio activity.

•	During the 12-month period, the Fund acted to offset its higher level of cash reserves by focusing new purchases on securities that would extend portfolio duration and contribute to the Fund’s competitive income accrual. New purchases during the period were concentrated in the primary market where more generous (higher) coupon rates could be structured. The Fund also improved its relative yield distribution by maximizing its exposure to tender option bonds (as permitted in accordance with the Fund’s prospectus) while the municipal yield curve remained historically steep. As municipal bond valuations generally improved during the period, the Fund increased its credit quality profile by taking advantage of tighter credit quality spreads to sell some of the Fund’s lower-rated holdings. The Fund’s largest exposures to single names were concentrated in the highest quality structures that were suitable for the Fund. These holdings provided better relative price appreciation given strong demand from investors looking to create leveraged products, and increased the Fund’s liquidity. Overall, the Fund maintained its focus on maximizing income accrual using a high-quality asset mix, while managing portfolio volatility.

Describe portfolio positioning at period end.

•	As of period end, the Fund continued to hold cash equivalents for liquidity purposes, while portfolio duration remained long relative to the S&P® Municipal Bond Index. The Fund continued to maintain a large position in tender option bonds to boost current yield while the yield curve remained steep and short-term borrowing rates remained low. The Fund also continued to maintain a bias toward high quality securities as well as a high average coupon rate, which stood at 5.80% at period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Long-Term
Sector Allocations	Investments
Health	23%
Utilities	21
State	17
Transportation	14
County/City/Special District/School District	11
Education	7
Corporate	5
Housing	2

Percent of
Long-Term
Credit Quality Allocations[1]	Investments
AAA/Aaa	15%
AA/Aa	46
A	29
BBB/Baa	6
BB/Ba	1
B	1
Not Rated[2]	2

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2012, the market value of these securities was $51,845,685, representing 1% of the Fund’s long-term investments.
6	ANNUAL REPORT	JUNE 30, 2012

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2012

				Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	2.90%	6.19%	13.38%	N/A	5.97%	N/A	5.75%	N/A
Institutional	2.71	6.13	13.28	N/A	5.84	N/A	5.62	N/A
Service	1.74	5.73	12.85	N/A	5.55	N/A	5.35	N/A
Investor A	2.55	6.05	13.10	8.29%	5.63	4.71%	5.38	4.92%
Investor B	2.23	5.80	12.56	8.56	5.10	4.77	4.85	4.85
Investor B1	1.23	5.78	12.67	8.17	4.89	4.55	4.62	4.62
Investor C	1.90	5.66	12.26	11.26	4.83	4.83	4.59	4.59
Investor C1	2.08	5.76	12.37	11.37	5.03	5.03	4.80	4.80
S&P® Municipal Bond Index	—	4.14	10.16	N/A	5.64	N/A	5.35	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.
Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[7]
			Expenses Paid			Including Interest Expense		Excluding Interest Expense
			During the Period			and Fees		and Fees
		Ending	Including	Excluding		Ending		Ending
	Beginning	Account Value	Interest	Interest	Beginning	Account Value	Expenses	Account Value	Expenses
	Account Value	June 30,	Expense	Expense	Account Value	June 30,	Paid During	June 30,	Paid During
	January 1, 2012	2012	and Fees[5]	and Fees[6]	January 1, 2012	2012	the Period[5]	2012	the Period[6]
BlackRock	$1,000.00	$1,061.90	$2.72	$2.36	$1,000.00	$1,022.21	$2.66	$1,022.58	$2.31
Institutional	$1,000.00	$1,061.30	$3.33	$2.97	$1,000.00	$1,021.64	$3.27	$1,022.00	$2.92
Service	$1,000.00	$1,057.30	$4.71	$4.35	$1,000.00	$1,020.29	$4,62	$1,020.65	$4.27
Investor A	$1,000.00	$1,060.50	$4.05	$3.69	$1,000.00	$1,020.91	$3.97	$1,021.28	$3.52
Investor B	$1,000.00	$1,058.00	$6.50	$6.14	$1,000.00	$1,018.55	$6.37	$1,018.91	$6.02
Investor B1	$1,000.00	$1,057.80	$6.60	$6.24	$1,000.00	$1,018.47	$6.47	$1,018.82	$6.12
Investor C	$1,000.00	$1,056.60	$7.87	$7.52	$1,000.00	$1,017.20	$7.72	$1,017.57	$7.37
Investor C1	$1,000.00	$1,057.60	$6.91	$6.55	$1,000.00	$1,018.13	$6.77	$1,018.50	$6.42

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.53% for BlackRock, 0.65% for Institutional, 0.92% for Service, 0.79% for Investor A, 1.27% for Investor B, 1.29% for Investor B1, 1.54% for Investor C and 1.35% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.46% for BlackRock, 0.58% for Institutional, 0.85% for Service, 0.72% for Investor A, 1.20% for Investor B, 1.22% for Investor B1, 1.47% for Investor C and 1.28% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[7]	Hypothetical 5% before expenses is calculated by pro rating the number of days in the most fiscal half year divided by 366.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2012	7

Fund Summary as of June 30, 2012	BlackRock Short-Term Municipal Fund

Investment Objective

BlackRock Short-Term Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended June 30, 2012, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Limited Maturity Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® Limited Maturity Municipal Bond Index.

What factors influenced performance?

•	The Fund maintains a shorter weighted average maturity than the benchmark index and will, therefore, generally underperform during periods of falling interest rates and outperform in periods of rising rates. During the reporting period, rates on short-term municipal securities fell, thus causing prices to rise, resulting in positive returns for both the Fund and its benchmark index. However, the Fund’s shorter average portfolio duration (lower sensitivity to interest rate movements) versus the benchmark index detracted from the Fund’s relative performance.
•	The Fund was fully invested for the majority of the 12-month period, with minimal cash reserves. This was a positive factor for performance as short-duration municipal bond yields fell to historic lows. Although the Fund underperformed its benchmark index, it continues to offer a higher-yielding alternative to money market mutual funds.

Describe recent portfolio activity.

•	Given the low absolute levels of interest rates during the 12-month period, the Fund generally maintained a fully invested posture and neutral portfolio duration relative to the benchmark index. Demand for short-duration municipal bonds was significant as near-zero rates on cash instruments compelled short-term investors to move further out on the yield curve. Among securities with maturities inside of four years, yields declined most dramatically in the four-year area of that range. Because the Fund is limited by its prospectus to a maximum dollar-weighted maturity of two years and, therefore, is limited in its ability to benefit from yield curve flattening in a declining interest rate environment, portfolio activity was focused on credit selection. As credit spreads narrowed during the period, the Fund maintained an underweight to pre-refunded bonds given their high-quality characteristics and hence lower yield offering. Conversely, the Fund sought investments in relatively higher-yielding credit sectors such as health care, housing and tax-exempt corporate bonds as well as tax-backed municipal securities.

Describe portfolio positioning at period end.

•	The Fund was fully invested at period end and maintained a portfolio duration that was neutral relative to the S&P® Limited Maturity Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Long-Term
Sector Allocations	Investments
State	42%
County/City/Special District/School District	18
Utilities	11
Corporate	9
Transportation	8
Health	5
Education	4
Tobacco	2
Housing	1

Percent of
Long-Term
Credit Quality Allocations[1]	Investments
AAA/Aaa	21%
AA/Aa	47
A	27
BBB/Baa	4
Not Rated[2]	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2012, the market value of these securities was $9,394,651, representing 1% of the Fund’s long-term investments.
8	ANNUAL REPORT	JUNE 30, 2012

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. The Fund will maintain a dollar-weighted maturity of no more than 2 years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Limited Maturity Municipal Bond Index includes all bonds in the S&P® Main Municipal Bond Index with a remaining maturity of less than 4 years.

Performance Summary for the Period Ended June 30, 2012

				Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	0.24%	0.52%	1.07%	N/A	2.57%	N/A	2.26%	N/A
Institutional	0.22	0.41	0.96	N/A	2.59	N/A	2.26	N/A
Investor A	0.00	0.39	0.69	(2.33)%	2.35	1.72%	2.01	1.70%
Investor A1	0.13	0.46	0.84	(0.17)	2.48	2.27	2.15	2.05
Investor B	0.00	0.22	0.55	(0.45)	2.20	2.20	1.88	1.88
Investor C	0.00	0.00	0.01	(0.99)	1.56	1.56	1.24	1.24
S&P® Municipal Bond Index	—	4.14	10.16	N/A	5.64	N/A	5.35	N/A
S&P® Limited Maturity Municipal Bond Index	—	0.86	1.72	N/A	3.44	N/A	3.01	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	January 1, 2012	June 30, 2012	During the Period[6]	January 1, 2012	June 30, 2012	During the Period[6]	Ratio
BlackRock	$1,000.00	$1,005.20	$1.89	$1,000.00	$1,022.97	$1.91	0.38%
Institutional	$1,000.00	$1,004.10	$1.94	$1,000.00	$1,022.92	$1.96	0.39%
Investor A	$1,000.00	$1,003.90	$3.24	$1,000.00	$1,021.63	$3.27	0.65%
Investor A1	$1,000.00	$1,004.60	$2.54	$1,000.00	$1,022.33	$2.56	0.51%
Investor B	$1,000.00	$1,002.20	$3.93	$1,000.00	$1,020.93	$3.97	0.79%
Investor C	$1,000.00	$1,000.00	$7.11	$1,000.00	$1,017.75	$7.17	1.43%

[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2012	9

Fund Summary as of June 30, 2012	BlackRock New York Municipal Bond Fund

Investment Objective

BlackRock New York Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New York State and New York City personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended June 30, 2012, the Fund outperformed both its primary benchmark, the S&P Municipal Bond Index, and its secondary benchmark, the S&P New York Municipal Bond Index except Investor C Shares, which underperformed the primary benchmark. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P New York Municipal Bond Index.

What factors influenced performance?

•	The Fund’s longer duration posture (greater sensitivity to interest rates) relative to the benchmark index had a positive impact on returns as interest rates generally declined over the period. The Fund’s holdings were more concentrated on the long end of the yield curve, which benefited performance as the yield curve flattened and long rates declined more than rates on shorter-dated bonds. Also contributing positively to performance were the Fund’s overweights in health care and education as those sectors outperformed the broader market. The Fund’s lower quality holdings also boosted returns as credit spreads narrowed during the period.
•	Detracting from performance was the Fund’s exposure to tax-backed credits (the Fund’s largest credit exposure), which was among the weaker performing sectors during the period. A small allocation to pre-refunded bonds also detracted as it was the poorest performing sector.

Describe recent portfolio activity.

•	As interest rates declined during the 12-month period, the Fund intentionally reduced its portfolio turnover rate in order to retain more of its older, higher-yielding bonds. The Fund actively pursued attractive opportunities in the new-issue market, capitalizing on periods of heavier supply, in order to increase income accrual and diversification, and to maintain the Fund’s commitment to the longer end of the yield curve.

Describe portfolio positioning at period end.

•	The Fund ended the period with a longer duration bias as compared to the S&P® New York Municipal Bond Index. The Fund maintained a preference for longer-dated bonds in order to benefit from further flattening of the municipal yield curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Long-Term
Sector Allocations	Investments
County/City/Special District/School District	25%
Health	16
Education	13
Transportation	12
Utilities	11
Corporate	8
State	7
Housing	6
Tobacco	2

Percent of
Long-Term
Credit Quality Allocations[1]	Investments
AAA/Aaa	6%
AA/Aa	35
A	38
BBB/Baa	10
BB/Ba	3
Not Rated[2]	8

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2012, the market value of these securities was $6,341,638, representing 2% of the Fund’s long-term investments.
10	ANNUAL REPORT	JUNE 30, 2012

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in a portfolio of investment grade New York municipal bonds. The Fund expects to maintain an average weighted maturity of greater than ten years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® New York Municipal Bond Index includes all New York bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended June 30, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	3.02%	5.98%	11.06%	N/A	4.98%	N/A	4.75%	N/A
Investor A	2.71	5.85	10.77	6.06%	4.70	3.79%	4.48	4.02%
Investor A1	2.84	6.04	10.97	6.53	4.89	4.03	4.65	4.22
Investor B	2.58	5.71	10.38	6.38	4.43	4.10	4.20	4.20
Investor C	2.05	5.47	9.89	8.89	3.94	3.94	3.70	3.70
Investor C1	2.47	5.78	10.43	9.43	4.37	4.37	4.12	4.12
S&P® Municipal Bond Index	—	4.14	10.16	N/A	5.64	N/A	5.35	N/A
S&P® New York Municipal Bond Index	—	3.66	8.95	N/A	5.65	N/A	5.32	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual					Hypothetical [8]
			Expenses Paid			Including Interest Expense		Excluding Interest Expense
			During the Period			and Fees		and Fees
		Ending	Including	Excluding		Ending		Ending
	Beginning	Account Value	Interest	Interest	Beginning	Account Value	Expenses	Account Value	Expenses
	Account Value	June 30,	Expense	Expense	Account Value	June 30,	Paid During	June 30,	Paid During
	January 1, 2012	2012	and Fees[6]	and Fees[7]	January 1, 2012	2012	the Period[6]	2012	the Period[7]
Institutional	$1,000.00	$1,059.80	$4.20	$3.94	$1,000.00	$1,020.79	$4.12	$1,021.03	$3.87
Investor A	$1,000.00	$1,058.50	$5.43	$5.12	$1,000.00	$1,019.59	$5.32	$1,019.89	$5.02
Investor A1	$1,000.00	$1,060.40	$4.61	$4.30	$1,000.00	$1,020.39	$4.52	$1,020.69	$4.22
Investor B	$1,000.00	$1,057.10	$6.90	$6.55	$1,000.00	$1,018.19	$6.77	$1,018.50	$6.42
Investor C	$1,000.00	$1,054.70	$9.14	$8.89	$1,000.00	$1,015.96	$8.97	$1,016.21	$8.72
Investor C1	$1,000.00	$1,057.80	$7.11	$6.80	$1,000.00	$1,017.95	$6.97	$1,018.25	$6.57

[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.82% for Institutional, 1.06% for Investor A, 0.90% for Investor A1, 1.35% for Investor B, 1.79% for Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[7]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.00% for Investor A, 0.84% for Investor A1, 1.28% for Investor B, 1.74% for Investor C and 1.33% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2012	11

About Fund Performance

•	BlackRock and Institutional Shares (BlackRock Shares are available only in BlackRock Short-Term Municipal Fund and BlackRock National Municipal Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, for BlackRock Short-Term Municipal Fund and prior to July 18, 2011 for BlackRock National Municipal Fund, BlackRock Share performance results are those of the Institutional Shares restated to reflect BlackRock Share fees.
•	Service Shares (available only in BlackRock National Municipal Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to July 18, 2011, Service Share performance results are those of the Institutional Shares restated to reflect Service Share fees.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% for all Funds except BlackRock Short-Term Municipal Fund, which incurs a 3.00% maximum initial sales charge, and all Funds incur a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006 (for BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Fund), Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.
•	Investor A1 Shares (available only in BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund) incur a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term Municipal Fund and 4.00% for BlackRock New York Municipal Fund; and a service fee of 0.10% per year (but no distribution fee).
•	Investor B Shares (available to all Funds except BlackRock High Yield Municipal Fund) are subject to the following maximum contingent deferred sales charges (“CDSC”):

Maximum CDSC
BlackRock Short-Term Municipal Fund	1.00%, declining to 0% after 3 years
BlackRock National Municipal Fund	4.00%, declining to 0% after 6 years
BlackRock New York Municipal Bond Fund	4.00%, declining to 0% after 6 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution	Service
	Fee	Fee
BlackRock Short-Term Municipal Fund	0.20%	0.15%
BlackRock National Municipal Fund	0.50%	0.25%
BlackRock New York Municipal Bond Fund	0.25%	0.25%

For BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock National Municipal Fund, the shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.)

•	Investor B1 Shares (available only in BlackRock National Municipal Fund) are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. Prior to July 18, 2011, Investor B1 Share performance results are those of the Institutional Shares restated to reflect Investor B1 Share fees.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006 (for all Funds except BlackRock High Yield Municipal Fund), Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.
•	Investor C1 Shares (available only in BlackRock National Municipal Fund and BlackRock New York Municipal Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase.
•	In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution	Service
	Fee	Fee
BlackRock National Municipal Fund	0.55%	0.25%
BlackRock New York Municipal Bond Fund	0.35%	0.25%

Investor A1, Investor B, Investor B1 and Investor C1 Shares of each Fund are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower.

12	ANNUAL REPORT	JUNE 30, 2012

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2012 and held through June 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in a Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ANNUAL REPORT	JUNE 30, 2012	13

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits during periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments June 30, 2012	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.3%
Alabama State Docks Department, Refunding RB, 6.00%,
10/01/40	$710	$806,283
County of Jefferson Alabama, RB, Series A:
5.25%, 1/01/17	1,000	1,001,440
5.25%, 1/01/19	1,000	996,190
5.25%, 1/01/20	500	496,330
5.50%, 1/01/21	1,200	1,202,004
5.00%, 1/01/24	2,000	1,930,440
4.75%, 1/01/25	325	305,688
		6,738,375
Alaska — 1.3%
Northern Tobacco Securitization Corp., Refunding RB,
Asset-Backed, Series A:
4.63%, 6/01/23	1,235	1,217,784
5.00%, 6/01/32	1,500	1,272,360
5.00%, 6/01/46	1,620	1,220,168
		3,710,312
Arizona — 3.1%
Maricopa County IDA Arizona, RB, Arizona Charter Schools
Project, Series A:
6.63%, 7/01/20	25	20,189
6.75%, 7/01/29	300	209,133
Phoenix IDA Arizona, ERB, Great Hearts Academies—
Veritas Project, 6.40%, 7/01/47	415	436,970
Phoenix IDA Arizona, Refunding RB, America West Airlines
Inc. Project, AMT, 6.30%, 4/01/23	1,000	880,720
Pima County IDA, IDRB, Tucson Electric Power, Series A,
5.25%, 10/01/40	1,390	1,460,445
Pima County IDA, RB, Tucson Electric Power, Series A,
6.38%, 9/01/29	780	796,770
Pima County IDA, Refunding RB, Tucson Electric Power Co.
Project, Series A, 4.50%, 6/01/30	2,000	2,007,880
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	767,393
5.00%, 12/01/37	2,180	2,208,231
Tempe IDA, Refunding RB, Friendship Village of Tempe,
Series A, 6.25%, 12/01/42	280	295,162
University Medical Center Corp. Arizona, RB, 6.25%,
7/01/29	180	205,594
		9,288,487
Arkansas — 0.3%
Benton County Public Facilities Board, Refunding RB,
BCCSO Project, Series A, 6.00%, 6/01/40	750	832,155

	Par
Municipal Bonds	(000)	Value
California — 6.4%
California Health Facilities Financing Authority, RB, Sutter
Health, Series B, 6.00%, 8/15/42	$1,000	$1,177,800
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	307,988
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,135,390
California HFA, RB, Home Mortgage, Series I, AMT,
4.60%, 8/01/21	1,005	1,016,688
California Pollution Control Financing Authority, RB, Waste
Management Inc. Project, Series C, AMT, 5.13%,
11/01/23 (a)	750	812,018
California Pollution Control Financing Authority, Refunding
RB, Waste Management Inc. Project, Series B, AMT,
5.00%, 7/01/27	1,000	1,066,510
California Statewide Communities Development
Authority, RB:
John Muir Health, 5.13%, 7/01/39	425	449,174
Kaiser Permanente, Series A, 5.00%, 4/01/42	1,145	1,222,356
Sutter Health, Series A, 6.00%, 8/15/42	400	471,120
California Statewide Communities Development Authority,
Refunding RB:
American Baptist Homes of the West, 6.25%,
10/01/39	2,575	2,750,847
Eskaton Properties, Inc., 5.25%, 11/15/34	905	927,516
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	500	580,090
City of Roseville California, Special Tax Bonds, Fiddyment
Ranch Community Facilities District No. 1, 5.25%,
9/01/36	465	445,921
City of San Jose California, RB, Convention Center
Expansion & Renovation Project:
6.50%, 5/01/36	310	353,809
6.50%, 5/01/42	760	866,035
Foothill Eastern Transportation Corridor Agency California,
Refunding RB, CAB, 6.07%, 1/15/33 (b)	6,525	1,910,129
Lammersville School District Community Facilities District,
Special Tax Bonds, District No. 2002, Mountain House,
5.13%, 9/01/35	325	317,863
Roseville Finance Authority, Special Tax Bonds, Refunding,
Senior Lien, Series A (AMBAC), 4.50%, 9/01/33	725	634,100
San Marcos County Unified School District, GO, CAB,
Election of 2010, Series B (b):
5.36%, 8/01/37	1,000	265,260
5.52%, 8/01/51	4,450	530,262
Temecula Public Financing Authority, Special Tax Bonds,
Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	175	164,353
Tobacco Securitization Authority of Southern California,
Refunding RB, Senior Series A-1, 5.00%, 6/01/37	2,140	1,636,458
		19,041,687

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		COP	Certificates of Participation	LRB	Lease Revenue Bonds
Schedules of Investments, the names and descriptions		EDA	Economic Development Authority	M/F	Multi-Family
of many of the securities have been abbreviated		EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds
according to the following list:		ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
		ERS	Extendible Reset Securities	PSF-GTD	Permanent School Fund Guaranteed
ACA	American Capital Access Corp.	FHA	Federal Housing Administration	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority	RN	Revenue Notes
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	S/F	Single-Family
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	SONYMA	State of New York Mortgage Agency
BHAC	Berkshire Hathaway Assurance Corp.	IDB	Industrial Development Board	Syncora	Syncora Guarantee
CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
CIFG	CDC IXIS Financial Guaranty	ISD	Independent School District

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado — 0.9%
Denver Convention Center Hotel Authority, Refunding RB,
Senior, 5.00%, 12/01/30	$1,500	$1,538,085
Regional Transportation District, RB, Denver Transport
Partners, 6.00%, 1/15/41	1,000	1,114,560
		2,652,645
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB,
Public Improvement, Priority Distribution, 6.25%,
1/01/31	605	576,365
Delaware — 0.5%
Delaware State EDA, RB, Exempt Facilities, Indian River
Power, 5.38%, 10/01/45	1,480	1,554,829
District of Columbia — 2.8%
District of Columbia, RB, Methodist Home District of
Columbia, Series A:
7.38%, 1/01/30	310	321,464
7.50%, 1/01/39	500	518,160
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,575	3,941,223
6.75%, 5/15/40	385	392,319
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.15%,
10/01/30 (b)	3,005	1,187,696
First Senior Lien, Series A, 5.00%, 10/01/39	85	91,634
First Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,750,344
		8,202,840
Florida — 5.6%
Greater Orlando Aviation Authority Florida, RB, Special
Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,740	1,761,785
Highland Meadows Community Development District,
Special Assessment Bonds, Series A, 5.50%, 5/01/36
(c)(d)	490	195,819
Hillsborough County IDA, RB:
Tampa General Hospital Project, 5.25%, 10/01/41	1,000	1,034,160
National Gypsum Co., Series B, AMT, 7.13%,
4/01/30	1,500	1,500,210
Jacksonville Economic Development Commission, RB,
Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	3,300	3,292,971
Lakewood Ranch Stewardship District, Refunding, Special
Assessment Bonds, Lakewood Center & NW Sector
Projects, 8.00%, 5/01/40	515	559,403
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,450	1,768,681
Palm Beach County Health Facilities Authority, RB, Acts
Retirement Life Community, 5.50%, 11/15/33	1,500	1,604,730
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28
(c)(d)	500	193,750
Sarasota County Health Facilities Authority, Refunding RB,
Village On The Isle Project, 5.50%, 1/01/27	210	217,552
Sumter Landing Community Development District Florida,
RB, Sub-Series B, 5.70%, 10/01/38	795	711,644
Tolomato Community Development District, Special
Assessment Bonds, 6.65%, 5/01/40 (c)(d)	700	311,934
Viera East Community Development District, Refunding,
Special Assessment Bonds, 5.00%, 5/01/26	640	624,973
Village Community Development District No. 9, Special
Assessment Bonds:
7.00%, 5/01/41	1,760	2,012,771
5.50%, 5/01/42	620	646,015
Watergrass Community Development District, Special
Assessment Bonds, Series A, 5.38%, 5/01/39	650	334,880
		16,771,278

	Par
Municipal Bonds	(000)	Value
Georgia — 1.5%
Clayton County Development Authority, Refunding RB,
Delta Air Lines Inc. Project, Series A, 8.75%, 6/01/29	$635	$752,811
County of Clayton Georgia, Tax Allocation Bonds,
Ellenwood Project, 7.50%, 7/01/33	345	355,140
DeKalb County Hospital Authority Georgia, Refunding RB,
Dekalb Medical Center, Inc. Project, 6.13%, 9/01/40	1,240	1,368,402
Gainesville & Hall County Development Authority,
Refunding RB, Acts Retirement Life Community, Series
A-2, 6.63%, 11/15/39	220	246,277
Private Colleges & Universities Authority, Refunding RB,
Mercer University Project, Series A:
5.25%, 10/01/27	820	883,452
5.00%, 10/01/32	395	412,526
Richmond County Development Authority, RB,
International Paper Co. Projects, Series A, AMT,
5.00%, 8/01/30	500	501,180
		4,519,788
Guam — 1.0%
Guam Government Waterworks Authority, Refunding RB,
Water and Wastewater System, 6.00%, 7/01/25	735	755,271
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	108,344
6.75%, 11/15/29	1,650	1,827,293
7.00%, 11/15/39	160	178,070
		2,868,978
Idaho — 0.1%
Power County Industrial Development Corp., RB, FMC
Corp. Project, AMT, 6.45%, 8/01/32	265	265,395
Illinois — 3.1%
City of Chicago Illinois, Refunding RB, American Airlines
Inc. Project, 5.50%, 12/01/30 (c)(d)	1,000	617,510
County of Cook Illinois, RB, Navistar International Corp.
Project, Recovery Zone Facility, 6.50%, 10/15/40	1,500	1,541,370
Illinois Finance Authority, RB, Roosevelt University Project,
6.50%, 4/01/44	830	905,953
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,547,336
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,077,010
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,112,940
Metropolitan Pier & Exposition Authority, Refunding RB,
CAB, McCormick Place Expansion Project, Series B
(AGM), 5.51%, 6/15/44 (b)	3,455	608,115
Quad Cities Regional EDA, Refunding RB, Augustana
College, 4.75%, 10/01/32 (e)	1,000	979,540
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	355	406,219
6.00%, 6/01/28	390	443,641
		9,239,634
Indiana — 0.3%
Indiana Finance Authority, RB, Marquette Project, 5.00%,
3/01/39	725	719,671
Indiana Health Facility Financing Authority, Refunding RB,
Methodist Hospital Inc., 5.38%, 9/15/22	185	185,078
		904,749
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Development, Care
Initiatives Project, Series A, 5.00%, 7/01/19	500	508,520
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, RB,
Owensboro Medical Health System, Series A:
6.38%, 6/01/40	1,050	1,210,157
6.50%, 3/01/45	1,000	1,158,710

See Notes to Financial Statements.

16	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky (concluded)
Kentucky Economic Development Finance Authority,
Refunding RB:
Norton Healthcare Inc., Series B (NPFGC), 4.63%,
10/01/24 (b)	$250	$142,665
Owensboro Medical Health System, Series B, 6.38%,
3/01/40	395	455,249
		2,966,781
Louisiana — 2.0%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp. Project, 6.75%, 11/01/32	1,000	1,116,200
Louisiana Public Facilities Authority, RB, Belle Chasse
Educational Foundation Project, 6.75%, 5/01/41	645	732,939
Parish of Saint John the Baptist Louisiana, RB, Marathon
Oil Corp., Series A, 5.13%, 6/01/37	4,000	4,182,760
		6,031,899
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority,
RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,228,510
Maryland — 2.1%
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	465,015
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	750	824,490
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,618,755
Transportation Facilities Project, Series A, 5.75%,
6/01/35	265	285,670
Maryland EDC, Refunding RB, CNX Marine Terminals Inc.,
5.75%, 9/01/25	2,000	2,127,740
Maryland Health & Higher Educational Facilities Authority,
RB, Washington Christian Academy, 5.25%,
7/01/18 (c)(d)	250	100,000
Maryland Health & Higher Educational Facilities Authority,
Refunding RB, Doctors Community Hospital, 5.75%,
7/01/38	890	945,652
		6,367,322
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series C, 5.00%, 7/01/29	2,500	2,583,525
Foxborough Regional Charter School, Series A, 7.00%,
7/01/42	350	408,019
Linden Ponds, Inc. Facility, Series A-1, 6.25%,
11/15/39	353	260,040
Linden Ponds, Inc. Facility, Series A-2, 5.50%,
11/15/46	19	11,593
Linden Ponds, Inc. Facility, Series B, 0.00%,
11/15/56 (b)	94	483
Massachusetts Development Finance Agency,
Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	500	499,975
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	589,570
		4,353,205
Michigan — 3.1%
City of Detroit Michigan, GO:
Taxable Capital Improvement, Limited Tax, Series A-1,
5.00%, 4/01/16	350	317,520
Taxable Capital Improvement, Limited Tax, Series A-2,
8.00%, 4/01/14	1,715	1,629,319
Kentwood EDC, RB, Limited Obligation Holland Home,
5.63%, 11/15/41	1,250	1,255,550
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39	1,710	1,889,122

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Monroe County Hospital Finance Authority, Refunding RB,
Mercy Memorial Hospital Corp. Obligation, 5.50%,
6/01/35	$3,065	$3,106,868
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	915	1,166,579
		9,364,958
Minnesota — 2.0%
Minnesota State Higher Education Facilities Authority, RB,
College of St. Benedict, Series 7-M, 5.13%, 3/01/36	275	286,030
St. Paul Housing & Redevelopment Authority, RB, Nova
Classical Academy, Series A, 6.63%, 9/01/42	500	535,285
St. Paul Port Authority, RB, Energy Park Utility Co. Project,
AMT, 5.70%, 8/01/36 (e)	1,265	1,265,886
Tobacco Securitization Authority Minnesota, Refunding RB,
Tobacco Settlement, Series B, 5.25%, 3/01/31	3,500	3,853,780
		5,940,981
Mississippi — 0.7%
Warren County Mississippi, RB, Gulf Opportunity Zone
Bonds (International Paper Company Project), Series A,
5.38%, 12/01/35	2,000	2,145,820
Missouri — 0.4%
City of Kansas City Missouri, Tax Allocation Bonds, Kansas
City MainCor Project, Series A, 5.25%, 3/01/18	600	625,626
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A,
8.25%, 5/15/39	435	510,603
		1,136,229
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project
No. 3:
5.25%, 9/01/37	445	460,935
5.00%, 9/01/42	780	775,133
		1,236,068
Nevada — 0.0%
County of Clark Nevada, RB, Southwest Gas Corp. Project,
Series A, AMT (NPFGC), 4.75%, 9/01/36	20	20,025
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority,
Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	435	502,147
Havenwood-Heritage Heights, Series A, 5.40%,
1/01/30	500	496,085
Southern New Hampshire University, 5.00%,
1/01/34	2,500	2,584,075
		3,582,307
New Jersey — 6.0%
Burlington County Bridge Commission, Refunding RB, The
Evergreens Project, 5.63%, 1/01/38	750	764,370
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/14 (f)	1,100	1,215,346
Cigarette Tax, 5.75%, 6/15/14 (f)	535	590,212
Continental Airlines Inc. Project, AMT, 6.63%,
9/15/12	1,380	1,392,144
Continental Airlines Inc. Project, AMT, 6.40%,
9/15/23	2,000	2,007,980
Kapkowski Road Landfill Project, Series 1998B-MB,
AMT, 6.50%, 4/01/31	3,000	3,469,230
Patterson Charter School for Science and Technology,
Inc. Project, Series A, 6.10%, 7/01/44	660	680,427
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%,
6/15/23	795	899,050
New Jersey Educational Facilities Authority, Refunding RB,
University of Medicine & Dentistry, Series B, 7.13%,
12/01/23	580	718,823

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Pascack Valley Hospital Association, 6.63%,
7/01/36 (c)(d)	$650	$6
RWJ Healthcare Corp., Series B, 5.00%, 7/01/35	1,570	1,559,387
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	1,000	1,066,520
St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	843,769
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, Series 1A, 4.50%, 6/01/23	2,955	2,767,742
		17,975,006
New Mexico — 0.2%
City of Farmington New Mexico, Refunding RB, Arizona
Public Service, Series A, 4.70%, 5/01/24	500	540,045
New York — 2.7%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,779,568
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project,
5.00%, 12/01/32	500	471,875
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport,
8.00%, 8/01/28 (a)(c)(d)	235	249,095
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,547,520
JetBlue Airways Corp. Project, 5.13%, 5/15/30	1,750	1,607,638
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	375	421,845
Westchester County Industrial Development Agency
New York, RB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,500	1,509,090
Yonkers Industrial Development Agency New York, RB,
Sarah Lawrence College Project, Series A, 6.00%,
6/01/41	410	456,781
		8,043,412
North Carolina — 2.2%
City of Charlotte North Carolina,
Refunding RB, Charlotte-Douglas
International Airport, Special Facilities
Revenue, US Airway, Inc., Project, AMT, 5.60%,
7/01/27	1,180	1,041,527
North Carolina Capital Facilities Finance Agency,
Refunding RB, High Point University, 4.38%,
5/01/34 (e)	2,100	2,063,628
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	1,029,250
First Mortgage, Galloway Ridge Project, Series A,
6.00%, 1/01/39	1,520	1,609,285
First Mortgage, Whitestone, Series A, 7.75%,
3/01/41	830	924,030
		6,667,720
Ohio — 1.2%
County of Hamilton Ohio, RB, Christ Hospital Project,
5.00%, 6/01/42	1,120	1,124,301
Southeastern Ohio Port Authority, Refunding RB, Memorial
Health System, 6.00%, 12/01/42 (e)	565	571,515
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%,
4/01/35	1,720	1,750,908
		3,446,724
Oklahoma — 0.2%
Oklahoma Development Finance Authority, Refunding RB,
Inverness Village Community, 6.00%, 1/01/32	695	732,023

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 3.1%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	$2,140	$1,747,160
City of Philadelphia, Pennsylvania, RB, Ninth Series,
5.25%, 8/01/40	1,000	1,046,200
Cumberland County Municipal Authority, Refunding RB,
Diakon Lutheran, 6.38%, 1/01/39	2,335	2,514,118
Lancaster County Hospital Authority, Refunding RB,
Brethren Village Project, Series A, 6.50%, 7/01/40	835	886,068
Pennsylvania Economic Development Financing Authority,
RB, US Airways Group, Series A, 7.50%, 5/01/20	1,100	1,219,614
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, Temple University Health System, Series
A, 5.63%, 7/01/42 (e)	1,865	1,866,399
		9,279,559
Puerto Rico — 4.1%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A, 5.00%, 7/01/41	2,500	2,462,350
Puerto Rico Electric Power Authority, RB:
Series A, 5.00%, 7/01/42	1,965	1,965,000
Series WW, 5.50%, 7/01/38	1,000	1,044,090
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series U, 5.25%, 7/01/42	2,210	2,190,198
Puerto Rico Public Finance Corp., Refunding RB, Series B,
5.50%, 8/01/31	2,500	2,667,400
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	750	877,313
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, First Sub-Series C, 5.94%, 8/01/38 (b)	5,000	1,085,800
		12,292,151
Tennessee — 0.5%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%,
9/01/26	1,250	1,364,275
Texas — 11.4%
Bexar County Health Facilities Development Corp., RB,
Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,440,714
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	750	84,383
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 5.75%, 1/01/25	250	278,040
Senior Lien, 6.25%, 1/01/46	765	857,596
CAB, 5.16%, 1/01/28 (b)	3,000	1,361,610
CAB, 5.22%, 1/01/29 (b)	500	213,625
CAB, 5.34%, 1/01/30 (b)	1,330	528,954
CAB, 5.42%, 1/01/31 (b)	4,000	1,486,040
City of Houston Texas, RB, Special Facilities:
Continental Airlines Inc. Terminal Improvement
Projects, AMT, 6.63%, 7/15/38	1,110	1,207,491
Continental Airlines, Series E, AMT, 7.38%, 7/01/22	500	502,135
Continental Airlines, Series E, AMT, 6.75%, 7/01/21	630	632,362
City of Houston Texas, Refunding RB, Senior Lien,
Series A, 5.50%, 7/01/39	120	132,761
Clifton Higher Education Finance Corp., ERB, Idea Public
Schools:
5.50%, 8/15/31	370	404,084
5.75%, 8/15/41	280	305,071
Danbury Higher Education Authority Inc., RB, A.W. Brown
Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (f)	355	418,478
Houston Higher Education Finance Corp., RB, Cosmos
Foundation, Inc., Series A:
6.50%, 5/15/31	1,000	1,190,990
6.88%, 5/15/41	205	250,039
Love Field Airport Modernization Corp., RB, Southwest
Airlines Co. Project:
AMT, 5.00%, 11/01/28	530	548,799
5.25%, 11/01/40	500	525,625

See Notes to Financial Statements.

18	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	$290	$333,256
North Texas Education Finance Corporation, ERB, Uplift
Education, Series A, 5.13%, 12/01/42	1,255	1,305,953
North Texas Tollway Authority, RB, CAB, Special Projects
System, Series B, 5.57%, 9/01/37 (b)	725	181,700
North Texas Tollway Authority, Refunding RB, Second Tier
System, Series F, 6.13%, 1/01/31	1,150	1,265,517
Red River Health Facilities Development Corp., First MRB,
Eden Home, Inc. Project, 7.25%, 12/15/42	1,330	1,385,581
Tarrant County Cultural Education Facilities Finance
Corp., RB:
CC Young Memorial Home, 8.00%, 2/15/38	330	357,509
Senior Living Center Project, 8.25%, 11/15/44	800	875,056
Tarrant County Cultural Education Facilities Finance Corp.,
Refunding RB, Northwest Senior Housing, Edgemere
Project, Series A, 6.00%, 11/15/36	1,500	1,567,215
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	2,320	2,778,571
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	1,740	2,051,617
Texas State Public Finance Authority, Refunding ERB, KIPP
Inc., Series A (ACA):
5.00%, 2/15/28	680	700,386
5.00%, 2/15/36	2,000	2,053,380
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.02%, 8/15/30 (b)	5,200	1,775,280
CAB, 6.08%, 8/15/35 (b)	10,000	2,502,200
First Tier, Series A, 5.00%, 8/15/42	2,500	2,499,925
		34,001,943
Utah — 0.3%
Utah State Charter School Finance Authority, RB,
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,008,650
Vermont — 0.3%
Vermont EDA, Refunding RB, Wake Robin Corp. Project,
5.40%, 5/01/33	930	953,771
Virginia — 3.6%
Albemarle County IDA, Refunding RB,
Westminster-Canterbury, 5.00%, 1/01/31	500	507,445
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	220	220,176
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,040	2,076,006
5.13%, 10/01/42	1,185	1,202,064
Lexington IDA, Refunding MRB, Kendal at Lexington,
Series A, 5.38%, 1/01/28	210	210,958
Mosaic District Community Development Authority,
Special Assessment Bonds, Series A:
6.63%, 3/01/26	515	569,065
6.88%, 3/01/36	450	496,746
Virginia Small Business Financing Authority, RB, Senior
Lien, Elizabeth River Crossings, LLC Project, AMT:
5.25%, 1/01/32	420	438,610
6.00%, 1/01/37	3,290	3,622,751
5.50%, 1/01/42	610	641,134
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	650	668,154
		10,653,109

	Par
Municipal Bonds	(000)	Value
Washington — 1.3%
King County, Washington Public Hospital District No. 4,
GO, Refunding, Snoqualmie Valley Hospital, 7.00%,
12/01/40	$545	$587,008
Tobacco Settlement Authority of Washington, RB,
Asset-Backed, 6.50%, 6/01/26	2,240	2,335,200
Washington Healthcare Facilities Authority, RB, Swedish
Health Services, Series A, 6.75%, 11/15/41	730	962,651
		3,884,859
West Virginia — 0.6%
City of Princeton West Virginia, Refunding RB, Princeton
Community Hospital Project, 5.00%, 5/01/27	1,575	1,650,616
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, St. John’s Communities Inc., Series A:
7.25%, 9/15/29	75	84,907
7.63%, 9/15/39	145	165,764
		250,671
Total Municipal Bonds — 82.2%		244,794,676

Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
California — 0.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay
Area, Series F-1, 5.63%, 4/01/44	480	541,876
City of Los Angeles Calfornia Department of Airports,
Refunding RB, Senior, Los Angeles International Airport,
Series A, 5.00%, 5/15/40	1,680	1,848,286
		2,390,162
Colorado — 2.0%
Colorado Health Facilities Authority, Refunding RB, Sisters
of Leavenworth, Series A, 5.00%, 1/01/40	5,595	5,980,887
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	950	1,151,973
Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer
System, 5.00%, 10/01/34	3,500	3,854,414
Illinois — 2.2%
City of Chicago Illinois, RB, General Airport, Third Lien,
Series A (NPFGC), 5.00%, 1/01/33	3,495	3,688,972
Illinois Finance Authority, RB, Carle Foundation, Series A
(AGM), 6.00%, 8/15/41	2,480	2,809,394
		6,498,366
Michigan — 0.9%
Detroit Water and Sewerage Department, Refunding RB,
Senior Lien, Series A:
5.00%, 7/01/32	963	975,359
5.25%, 7/01/39	1,662	1,702,079
		2,677,438
New York — 8.5%
Hudson New York Yards Infrastructure Corp., Senior RB,
5.75%, 2/15/47	1,720	1,975,421
New York City Municipal Water Finance Authority,
Refunding RB, Water & Sewer System, Second General
Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,409,980
Series HH, 5.00%, 6/15/31	3,015	3,449,597
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	3,405	3,701,826

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
New York (concluded)
New York State Liberty Development Corp., RB, World
Trade Center Port Authority, 5.25%, 12/15/43	$7,725	$8,759,146
New York State Liberty Development Corp.,
Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	2,520	2,889,507
		25,185,477
Ohio — 1.5%
County of Allen Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.25%, 6/01/38	2,200	2,389,750
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	2,010	2,222,034
		4,611,784
South Carolina — 0.6%
South Carolina State Housing Finance & Development
Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	1,709	1,822,643
Virginia — 0.9%
Virginia Small Business Financing Authority,
Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,706,000
Washington — 1.1%
City of Bellingham Washington, RB, Water & Sewer,
5.00%, 8/01/40	2,999	3,333,777
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,180	2,376,982
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 21.0%		62,589,903
Total Long-Term Investments
(Cost — $287,874,285) — 103.2%		307,384,579

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	25,189,057	25,189,057
Total Short-Term Securities
(Cost — $25,189,057) — 8.5%		25,189,057
Total Investments (Cost — $313,063,342) — 111.7%		332,573,636
Liabilities in Excess of Other Assets — (0.3)%		(976,663)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.4)%		(33,875,068)
Net Assets — 100.0%		$297,721,905

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
BB&T AM Distributors, Inc.	$2,063,628	$11,403
Keybank NA	$ 571,515	$ 8,136
Morgan Stanley & Co., Inc.	$1,866,399	$66,804
Piper Jaffray	$1,265,886	$ 886
Robert W. Baird & Co., Inc.	$ 979,540	$ 4,990

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund’s acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(h)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2011	Activity	2012	Income
FFI Institutional
Tax-Exempt Fund	1,739,592	23,449,465	25,189,057	$2,388

(i)	Represents the current yield as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term
Investments[1]	—	$307,384,579	—	$307,384,579
Short-Term
Securities	$25,189,057	—	—	25,189,057
Total	$25,189,057	$307,384,579	—	$332,573,636

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, TOB trust certificates of $33,860,884 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended June 30, 2012.

See Notes to Financial Statements.

20	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments June 30, 2012	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.9%
Alabama State Docks Department, Refunding RB,
6.00%, 10/01/40	$15,500	$17,601,955
Birmingham Special Care Facilities Financing Authority,
RB (AGC), 6.00%, 6/01/39	15,095	17,332,683
Courtland IDB Alabama, RB, International Paper Co.
Projects, Series A, 6.25%, 11/01/33	2,590	2,882,411
Courtland IDB, Refunding RB, AMT:
Champion International Corp. Project, 6.00%,
8/01/29	195	196,209
International Paper Co., Series B, 6.25%, 8/01/25	750	784,732
Prattville IDB, RB, Recovery Zone Facility, Series C,
6.25%, 11/01/33	3,380	3,761,602
		42,559,592
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek
Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,393,060
6.00%, 9/01/32	5,250	6,155,783
		8,548,843
Arizona — 0.3%
Maricopa County & Phoenix IDA, Refunding RB, S/F,
Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	1,540	1,587,432
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A, 6.75%, 7/01/29	3,100	2,161,041
Peoria Improvement District No. 8401 Arizona, Special
Assessment Bonds, No. 8802, 7.20%, 1/01/13	510	518,971
Pima County IDA, IDRB, Tucson Electric Power, Series A,
6.38%, 9/01/29	4,065	4,152,398
Pinal County IDA Arizona, RB, San Manuel Facility
Project, AMT, 6.25%, 6/01/26	500	490,915
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,008,190
5.75%, 7/15/24	2,125	2,255,581
		14,174,528
California — 17.6%
ABAG Finance Authority for Nonprofit Corps, Refunding
RB, Sharp Healthcare, 6.25%, 8/01/39	9,000	10,541,610
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series A, 6.00%,
7/01/34	5,100	5,363,058
Catholic Healthcare West, Series J, 5.63%,
7/01/32	10,000	10,903,900
Stanford Hospital and Clinics, Series A, 5.00%,
8/15/51	26,910	28,784,550
Sutter Health, Series A, 5.25%, 11/15/46	20,000	20,892,600
Sutter Health, Series B, 6.00%, 8/15/42	21,340	25,134,252
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%,
7/01/39	11,905	13,836,229
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	12,324,781
California State Public Works Board, RB, Various Capital
Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	16,399,690
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,774,000
Sub-Series I-1, 6.38%, 11/01/34	11,680	13,923,611
Sub-Series I-1, 6.63%, 11/01/34	5,985	7,246,279
California Statewide Communities Development
Authority, RB:
Health Facility, Memorial Health Services, Series A,
6.00%, 4/01/13 (a)	9,880	10,311,657
Kaiser Permanente, Series A, 5.00%, 4/01/42	50,000	53,378,000
Kaiser Permanente, Series B, 5.25%, 3/01/45	10,000	10,471,100
Sutter Health, Series A, 6.00%, 8/15/42	10,190	12,001,782

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities Development
Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	$2,970	$3,264,891
Series E, 5.50%, 7/01/31	1,920	2,110,637
Chula Vista Community Facilities District California,
Special Tax Bonds, District No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26	3,215	3,254,577
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,787,053
City of Newport Beach California, RB, Hoag Memorial
Hospital Presbyterian, 6.00%, 12/01/40	7,485	9,009,021
City of San Jose California, RB:
California Airport, Series A-1, AMT,
5.75%, 3/01/34	6,000	6,743,940
Convention Center Expansion & Renovation Project,
6.50%, 5/01/36	1,510	1,723,393
Convention Center Expansion & Renovation Project,
6.50%, 5/01/42	5,130	5,845,738
City of San Jose California, Refunding RB, Series A, AMT
(AMBAC), 5.50%, 3/01/32	6,325	6,678,378
County of Sacramento California, RB, Subordinated and
Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,745	18,994,691
6.00%, 7/01/41	13,240	15,003,568
Cucamonga Valley Water District, Refunding RB,
5.38%, 9/01/35	26,315	30,289,881
Desert Community College District, GO, CAB, Election
2004, Series C (AGM), 5.62%, 8/01/46 (b)	50,000	7,558,500
East Bay Municipal Utility District, Refunding RB,
Sub-Series A, 5.00%, 6/01/36	9,000	10,329,030
Grossmont Healthcare District, GO, Election of 2006,
Series B, 6.13%, 7/15/40	3,500	4,204,550
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	40,000	43,593,600
Los Angeles Department of Water & Power, Refunding
RB, System, Series A, 5.25%, 7/01/39	40,000	45,711,600
Los Angeles Municipal Improvement Corp., RB, Real
Property, Series E:
6.00%, 9/01/34	4,540	5,167,746
6.00%, 9/01/39	9,450	10,794,829
Metropolitan Water District of Southern California, RB,
Series A, 5.00%, 7/01/37	10,000	11,082,400
Modesto Irrigation District, COP, Capital Improvements,
Series A, 6.00%, 10/01/39	11,755	13,274,804
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	10,000	11,080,200
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	16,577,250
Series B, (NPFGC), 5.00%, 8/15/34	10,000	10,350,100
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/15 (a)	20,000	22,576,200
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	24,300	28,269,891
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,687,105
5.75%, 5/01/23	17,000	19,723,060
San Francisco City & County Redevelopment Agency,
Special Tax Bonds, Community Facilities District No.
6-Mission, Series A:
6.00%, 8/01/21	5,000	5,009,250
6.00%, 8/01/25	2,550	2,553,774
San Francisco Uptown Parking Corp. California, RB,
Union Square (NPFGC), 6.00%, 7/01/20	1,075	1,090,577

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	21

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Joaquin County Transportation Authority, RB,
Limited Tax Measure K, Series A:
6.00%, 3/01/36	$12,830	$15,401,902
5.50%, 3/01/41	25,740	29,727,126
San Jose Financing Authority, RB, Civic Center Project,
Series B (AMBAC), 5.00%, 6/01/32	9,060	9,087,361
San Juan Water District, COP, Series A,
6.00%, 2/01/39	10,000	11,542,000
State of California, GO, Various Purpose:
6.50%, 4/01/33	40,000	48,365,200
6.00%, 4/01/35	4,910	5,732,523
6.00%, 4/01/38	35,665	41,381,386
Tahoe-Truckee Unified School District, GO, School
Facility Improvement District 2, Election of 2002,
Series A (NPFGC), 5.25%, 8/01/13 (a)	2,535	2,672,524
Tuolumne Wind Project Authority, RB, Tuolumne Co.
Project, Series A, 5.88%, 1/01/29	19,355	22,733,996
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,709,898
		839,981,249
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health
Initiatives, Series D, 6.25%, 10/01/33	4,315	5,047,514
Colorado Housing & Finance Authority, RB, S/F
Program, Senior Series B-3, 6.55%, 10/01/16	50	52,017
Colorado Housing & Finance Authority, Refunding RB,
S/F Program:
Senior Series A-2, AMT, 7.50%, 4/01/31	90	94,084
Senior Series A-3, 7.35%, 10/01/30	40	41,816
Senior Series C-3 (FHA), 6.75%, 10/01/21	115	120,213
Senior Series C-3, (FHA), 7.15%, 10/01/30	35	35,609
Series B-2, AMT, 7.10%, 4/01/17	25	26,259
Series B-2, AMT, 7.25%, 10/01/31	305	320,360
Series C-2, AMT (FHA), 7.25%, 10/01/31	130	132,140
Plaza Metropolitan District No. 1 Colorado, Tax
Allocation Bonds, Public Improvement Fee,
Tax Increment:
8.00%, 12/01/25	7,700	7,974,428
Subordinate, 8.13%, 12/01/25	1,885	1,882,361
		15,726,801
Connecticut — 0.1%
Connecticut State Health & Educational Facility
Authority, RB:
Bridgeport Hospital, Series A, (NPFGC), 6.63%,
7/01/18	1,000	1,000,350
Yale University, Series Z-1, 5.00%, 7/01/42	4,000	4,455,000
		5,455,350
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc.,
Indian River Project, 6.00%, 10/01/40	15,500	17,238,170
District of Columbia — 1.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	25,035,719
District of Columbia Water & Sewer Authority, RB,
Series A:
6.00%, 10/01/35	12,630	15,313,117
5.50%, 10/01/39	6,475	7,452,013
Metropolitan Washington Airports Authority,
Refunding RB, Airport System, Series A, AMT,
5.00%, 10/01/31 (c)	10,000	10,992,900
		58,793,749
Florida — 4.4%
Anthem Park Community Development District, Special
Assessment Bonds, 5.80%, 5/01/36 (d)(e)	1,755	1,244,032
County of Escambia Florida, RB, International Paper Co.
Projects, Series B, 6.25%, 11/01/33	7,500	8,346,750

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Miami-Dade Florida, GO, Building Better
Communities Program:
Series B, 6.38%, 7/01/28	$9,300	$11,063,838
Series B-1, 5.75%, 7/01/33	2,400	2,730,576
Series B-1, 6.00%, 7/01/38	30,000	34,450,500
County of Miami-Dade Florida, RB, Miami International
Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,652,540
5.50%, 10/01/27	5,495	5,983,286
County of Miami-Dade Florida, Refunding RB, Series C,
6.00%, 10/01/23	25,000	31,101,250
Fiddlers Creek Community Development District No. 2,
Special Assessment Bonds, Series A,
6.38%, 5/01/35 (d)(e)	6,850	3,599,881
Florida Housing Finance Corp., Refunding RB, AMT,
Homeowner Mortgage, Series 1 (Ginnie Mae),
6.00%, 7/01/39	2,805	2,815,603
Florida Ports Financing Commission, Refunding RB,
State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	10,000	11,252,200
5.38%, 10/01/29	1,650	1,862,075
Harbor Bay Community Development District Florida,
Special Assessment Bonds, Series A,
7.00%, 5/01/33	935	935,318
Highland Meadows Community Development District,
Special Assessment Bonds, Series A,
5.50%, 5/01/36 (d)(e)	1,090	435,597
Highlands County Health Facilities Authority, RB,
Adventist Health System/Sunbelt, Series B,
6.00%, 11/15/37	4,990	5,752,721
Hillsborough County IDA, RB, National Gypsum Co.,
AMT:
Series A, 7.13%, 4/01/30	6,000	6,003,720
Series B, 7.13%, 4/01/30	7,750	7,751,085
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	12,145,225
Sub-Series A, 5.63%, 10/01/32	10,525	11,969,030
Sub-Series A, 5.50%, 10/01/39	10,000	10,572,000
Jacksonville Port Authority, RB, AMT (AGC),
6.00%, 11/01/38	8,240	8,381,975
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	6,000	7,318,680
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	4,000	4,755,520
5.50%, 6/01/38	4,790	5,691,238
State of Florida, RB, Board of Education Lottery
Revenue, Series A, 5.75%, 7/01/28	3,890	4,483,264
Sterling Hill Community Development District,
Special Assessment Bonds, Refunding, Series B,
5.50%, 11/01/10 (d)(e)	160	112,019
Watergrass Community Development District,
Special Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	735,020
6.96%, 11/01/17	1,590	1,484,201
		210,629,144
Georgia — 2.0%
City of Atlanta Georgia, Refunding RB, General, Series C,
6.00%, 1/01/30	30,000	36,286,200
DeKalb County Hospital Authority Georgia,
Refunding RB, Dekalb Medical Center, Inc. Project,
6.13%, 9/01/40	4,285	4,728,712
Forsyth County School District, GO, 6.70%, 7/01/12	230	230,071
Fulton County Residential Care Facilities for the Elderly
Authority, Refunding RB, Canterbury Court Project,
Series A, 6.00%, 2/15/22	2,250	2,250,720

See Notes to Financial Statements.

22	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia, RB, Series Y
(AMBAC):
6.40%, 1/01/13	$2,810	$2,889,102
6.40%, 1/01/13 (f)	195	200,649
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,818,200
Series EE, (AMBAC), 7.00%, 1/01/25	20,000	27,933,600
Richmond County Development Authority, RB, Recovery
Zone Facility, International Paper Co., Series B,
6.25%, 11/01/33	3,625	4,034,262
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,185,650
		95,557,166
Illinois — 8.3%
Bolingbrook Special Service Area No. 1, Special Tax
Bonds, Forest City Project, 5.90%, 3/01/27	1,000	900,010
Chicago Board of Education Illinois, GO, Series A,
5.50%, 12/01/39	29,205	33,254,273
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	15,000	17,470,500
City of Chicago Illinois, RB, O’Hare International Airport,
General Third Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	17,690	18,755,999
Series B-2, AMT (Syncora), 6.00%, 1/01/29	70,000	74,304,300
Series C, 6.50%, 1/01/41	24,125	29,035,402
City of Chicago Illinois Wastewater Transmission, RB,
Series A (BHAC), 5.50%, 1/01/38	3,000	3,296,520
County of Cook Illinois, RB, Navistar International Corp.
Project, Recovery Zone Facility, 6.50%, 10/15/40	4,000	4,110,320
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38	6,920	8,035,158
Carle Foundation, Series A, 6.00%, 8/15/41	2,450	2,720,529
Carle Foundation, Series A, (AGM),
6.00%, 8/15/41	3,675	4,163,114
Community Rehabilitation Providers Facilities,
6.50%, 7/01/12 (a)	1,730	1,747,906
Community Rehabilitation Providers Facilities, Series
A, 6.50%, 7/01/22	1,410	1,285,187
DePaul University, Series A, 6.13%, 10/01/40	11,675	13,463,610
Navistar International, Recovery Zone,
6.50%, 10/15/40	11,100	11,406,138
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	29,545	34,147,225
Northwestern Memorial Hospital, Series B,
6.00%, 8/15/39	1,200	1,260,696
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,756,560
Rush University Medical Center Obligation Group,
Series A, 7.25%, 11/01/30	6,900	8,699,175
Rush University Medical Center Obligation Group,
Series B, 7.25%, 11/01/30	5,280	6,656,760
Rush University Medical Center, Series C,
6.38%, 11/01/29	2,860	3,507,990
University of Chicago, Series B, 6.25%, 7/01/38	25,000	30,651,250
Illinois Finance Authority, Refunding RB:
Ascension Health Alliance, 5.00%, 11/15/42	29,675	32,095,886
Central DuPage Health, Series B,
5.50%, 11/01/39	4,205	4,647,534
OSF Healthcare System, Series A,
7.00%, 11/15/27	3,335	3,715,290
OSF Healthcare System, Series A,
7.13%, 11/15/35	1,970	2,179,234
OSF Healthcare System, Series A, 6.00%, 5/15/39	10,160	11,484,356

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	$13,765	$15,658,238
Village of Hodgkins Illinois, RB, Metropolitan Biosolids
Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,011,800
Village of Wheeling Illinois, Tax Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,440	1,440,317
		398,861,277
Indiana — 2.1%
Indiana Finance Authority, RB, Trinity Health, Series A,
5.63%, 12/01/38	12,000	13,536,720
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B,
6.00%, 8/01/39	11,000	12,660,670
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	12,715	13,597,802
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,785,153
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	700	742,070
6.00%, 1/01/39	17,620	20,229,346
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	24,455,511
5.75%, 1/01/38	12,800	14,391,424
		101,398,696
Iowa — 0.7%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	5,600	6,247,416
Iowa Student Loan Liquidity Corp., RB, AMT, Senior
Series A-2:
5.40%, 12/01/24	15,000	16,672,950
5.50%, 12/01/25	10,000	11,124,300
		34,044,666
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB,
Mortgage-Backed Securities, Series A1, AMT (Ginnie
Mae), 6.95%, 6/01/29	490	496,336
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB,
Owensboro Medical Health System, Series A,
6.38%, 6/01/40	21,200	24,433,636
Kentucky State Property & Building Commission,
Refunding RB, 5.50%, 11/01/28	2,650	3,019,887
		27,453,523
Louisiana — 0.8%
Louisiana HFA, RB, S/F, Series D-2, AMT (Ginnie Mae),
5.80%, 6/01/20	55	56,089
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Series A-1,
6.50%, 11/01/35	16,835	19,284,324
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp. Project:
6.75%, 11/01/32	5,000	5,581,000
Series A, 6.50%, 8/01/29	11,070	12,849,835
New Orleans Aviation Board Louisiana, GARB,
Refunding, Restructuring, (AGC), 6.00%, 1/01/23	1,370	1,626,395
		39,397,643
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority,
RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	15,055,995
6.95%, 7/01/41	2,130	2,465,028
		17,521,023

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	23

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 0.2%
Maryland Health & Higher Educational Facilities
Authority, RB, University of Maryland Medical System,
Series B (NPFGC), 7.00%, 7/01/22	$4,205	$5,143,135
Maryland Health & Higher Educational Facilities
Authority, Refunding RB, Charlestown Community,
6.25%, 1/01/41	6,000	6,726,240
		11,869,375
Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	1,375	1,602,934
Linden Ponds, Inc. Facility, Series A-1,
6.25%, 11/15/39	705	520,080
Linden Ponds, Inc. Facility, Series A-2,
5.50%, 11/15/46	38	23,185
Linden Ponds, Inc. Facility, Series B,
0.00%, 11/15/56 (b)	187	966
Massachusetts Development Finance Agency,
Refunding RB, Harvard University, Series B-1,
5.00%, 10/15/40	46,015	52,726,288
Massachusetts HFA, RB:
Rental Mortgage, Series C, AMT (AGM),
5.60%, 1/01/45	4,000	4,003,360
Series B, 7.00%, 12/01/38	4,585	5,237,171
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/35	35,000	40,089,350
Senior Series B, 5.00%, 10/15/41	29,105	32,837,425
Series A (AGM), 5.00%, 8/15/30	5,000	5,519,600
		142,560,359
Michigan — 1.4%
Eastern Michigan University, Refunding RB, General
(AMBAC), 6.00%, 6/01/24	415	416,577
Lansing Board of Water & Light, RB, Series A,
5.50%, 7/01/41	6,485	7,517,477
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I:
6.00%, 10/15/38	12,230	13,928,380
6.25%, 10/15/38	7,500	8,648,775
Michigan State HDA, RB, Series C, AMT,
5.50%, 12/01/28	1,690	1,810,818
Michigan Strategic Fund, Refunding RB, Detroit Edison
Co. Project, AMT (Syncora), 5.50%, 6/01/30	7,345	7,438,722
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	18,130	23,114,844
Series W, 6.00%, 8/01/39	5,095	5,721,736
		68,597,329
Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project,
Series A (Ginnie Mae), 6.15%, 8/20/31	1,000	1,051,790
City of Minneapolis Minnesota, Refunding RB,
Fairview Health Services:
Series A, 6.75%, 11/15/32	5,870	7,055,799
Series B, (AGC), 6.50%, 11/15/38	14,895	17,587,271
Ramsey County Housing & Redevelopment Authority
Minnesota, RB, Hanover Townhouses Project, AMT,
6.00%, 7/01/31	1,110	1,111,476
		26,806,336
Mississippi — 0.1%
County of Warren Mississippi, Refunding RB,
International Paper Co. Project, Series B, AMT,
6.75%, 8/01/21	1,700	1,703,060

	Par
Municipal Bonds	(000)	Value
Mississippi (concluded)
Harrison County Wastewater Management District,
Refunding RB, Wastewater Treatment Facilities,
Series A (NPFGC), 8.50%, 2/01/13 (f)	$715	$747,754
		2,450,814
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds,
Refunding, Gravois Bluffs Redevelopment Project,
5.00%, 4/01/14	1,000	1,054,940
City of St. Louis Missouri, RB, Lambert-St. Louis
International, Series A-1, 6.25%, 7/01/29	1,175	1,343,613
Kansas City IDA, Refunding RB, Downtown
Redevelopment District, Series A, 5.50%, 9/01/29	2,000	2,306,320
		4,704,873
Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	12,925	14,971,157
City of Reno Nevada, Special Assessment Bonds,
Somerset Parkway, 6.63%, 12/01/22	1,565	1,578,428
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,821,313
5.75%, 7/01/38	32,685	39,826,999
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	51,700	58,157,847
Nevada Housing Division, RB, Multi-Unit Housing,
Series A, AMT (Freddie Mac), 6.30%, 4/01/32	4,950	4,957,870
		123,313,614
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	15,500	17,892,580
New Jersey — 3.8%
Cape May County Industrial Pollution Control Financing
Authority, Refunding RB, Atlantic City Electric Co.,
Series A (NPFGC), 6.80%, 3/01/21	5,000	6,529,750
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM) (a):
5.80%, 11/01/15	3,125	3,658,625
5.80%, 11/01/15	8,310	9,729,016
5.80%, 11/01/15	4,340	5,081,098
Monmouth County Improvement Authority, RB,
Brookdale Community College Project,
6.00%, 8/01/38	3,600	4,484,664
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	26,500	28,426,020
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project, Series B, AMT,
5.60%, 11/01/34	8,270	9,270,505
New Jersey Educational Facilities Authority, Refunding
RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	2,870	3,556,934
7.50%, 12/01/32	9,200	11,330,076
New Jersey Health Care Facilities Financing Authority,
Refunding RB, AHS Hospital Corp., 6.00%, 7/01/41	24,235	28,613,537
New Jersey Higher Education Student Assistance
Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	950	1,058,082
5.75%, 12/01/27	500	558,210
5.75%, 12/01/28	450	498,258
New Jersey State Housing & Mortgage Finance Agency,
RB, Series AA:
6.38%, 10/01/28	1,655	1,851,300
6.50%, 10/01/38	2,520	2,700,079
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	645,254

See Notes to Financial Statements.

24	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB,
Series C (AGM), 5.00%, 1/01/30	$13,500	$14,654,115
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
Series A, 5.13%, 6/15/28	5,000	5,740,450
Series A, 5.13%, 6/15/29	12,875	14,706,211
Series A, 5.88%, 12/15/38	4,255	4,877,124
Series B, 5.25%, 6/15/36	19,510	22,004,549
		179,973,857
New Mexico — 0.0%
County of Santa Fe New Mexico, RB (AGM),
6.00%, 2/01/27	250	312,012
New Mexico Mortgage Finance Authority, RB, S/F
Mortgage Program, Series D, AMT (Fannie Mae),
6.15%, 7/01/35	1,195	1,271,755
		1,583,767
New York — 6.7%
City of New York New York, GO, Series E-1,
6.25%, 10/15/28	10,100	12,599,447
City of Niagara Falls New York, GO, Public Improvement
(NPFGC), 6.90%, 3/01/24	5	5,012
Long Island Power Authority, Refunding RB:
General, Series A, 5.70%, 4/01/30	4,510	5,311,562
Series A, 6.00%, 5/01/33	49,775	59,180,484
Metropolitan Transportation Authority, RB, Series C,
6.50%, 11/15/28	21,870	27,991,194
New York City Housing Development Corp., RB,
Series M:
6.50%, 11/01/28	4,300	4,901,527
6.88%, 11/01/38	7,785	8,840,179
New York City Industrial Development Agency, RB,
Special Needs Facilities Pooled Program, Series C-1,
6.00%, 7/01/12	530	530,048
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	17,250	20,389,327
New York State Dormitory Authority, RB, Columbia
University, 5.00%, 10/01/41	43,000	49,220,810
New York State Dormitory Authority, Refunding RB,
State University Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,189,240
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City
Municipal Water Project, Series K, 5.00%, 6/15/28	30,000	30,110,100
New York State Thruway Authority, RB, Series I,
5.00%, 1/01/42 (c)	28,105	30,494,487
New York State Thruway Authority, Refunding RB,
Series G (AGM), 5.00%, 1/01/32	10,000	11,020,200
New York State Urban Development Corp., RB,
Series A-1 (NPFGC), 5.25%, 3/15/14 (a)	10,050	10,666,869
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	3,250	3,798,047
Sales Tax Asset Receivable Corp., Refunding RB,
Series A:
(AMBAC) 5.00%, 10/15/32	13,000	14,167,400
(NPFGC) 5.00%, 10/15/20	10,000	11,009,000
Triborough Bridge & Tunnel Authority, RB, General,
Series A-2, 5.38%, 11/15/38	3,150	3,680,964
Westchester County Industrial Development Agency
New York, RB:
Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (a)	8,095	8,352,583
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	2,500	2,515,150
Special Needs Facilities Pooled Program,
Series E-1, 6.00%, 7/01/12	150	150,014
		318,123,644

	Par
Municipal Bonds	(000)	Value
North Carolina — 1.1%
Columbus County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%, 11/01/33	$3,000	$3,338,700
North Carolina Eastern Municipal Power Agency,
Refunding RB, Series B, 5.00%, 1/01/26	4,230	4,708,117
North Carolina Medical Care Commission, RB:
Duke University Health System, Series A,
5.00%, 6/01/42	33,150	35,983,331
First Mortgage, Forest at Duke Project,
6.38%, 9/01/12 (a)	1,000	1,010,590
First Mortgage, Givens Estates Project, Series A,
6.50%, 7/01/13 (a)	2,500	2,682,550
North Carolina Medical Care Commission,
Refunding RB, Mission Health Combined Group,
5.00%, 10/01/36	3,670	3,883,190
		51,606,478
North Dakota — 0.0%
North Dakota State HFA, RB, Housing Finance Program,
Series C, AMT (AMBAC), 5.30%, 7/01/22	1,635	1,635,392
Ohio — 0.8%
County of Lucas Ohio, RB, Promedica Healthcare,
Obligated Group, Series A, 6.00%, 11/15/41	400	469,548
County of Lucas Ohio, Refunding RB, Promedica
Healthcare, Series A:
5.75%, 11/15/31	500	591,010
6.50%, 11/15/37	12,035	14,737,580
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.50%, 5/01/34	10,000	11,206,600
Ohio Higher Educational Facility Commission, Refunding
RB, Cleveland Clinic Health, 5.00%, 1/01/34	4,000	4,457,640
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	4,000	4,422,640
		35,885,018
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy Station
Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	455	455,860
Pennsylvania — 1.7%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	5,330	4,351,572
Allegheny County IDA, RB:
Environmental Improvement, 6.75%, 11/01/24	5,785	6,452,647
Environmental Improvement, 6.88%, 5/01/30	5,000	5,615,250
U.S. Steel Corp. Project, 6.75%, 12/01/27	5,000	5,626,800
City of Philadelphia Pennsylvania Gas Works, RB, 12th
Series B (NPFGC), 7.00%, 5/15/20 (f)	3,940	4,920,981
Cumberland County Municipal Authority, Refunding RB,
Diakon Lutheran:
6.38%, 1/01/39	10,575	11,386,208
6.50%, 1/01/39	2,245	2,293,896
Dauphin County General Authority, Refunding RB,
Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,360	13,890,663
6.00%, 6/01/36	2,870	3,193,822
Delaware County IDA Pennsylvania, Refunding RB,
Resource Recovery Facility, Series A,
6.10%, 7/01/13	1,970	1,977,801
Lancaster County Hospital Authority, RB, Brethren
Village Project, Series A, 6.25%, 7/01/26	1,160	1,240,434
Pennsylvania Economic Development Financing
Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	14,078,160
American Water Co. Project, 6.20%, 4/01/39	3,475	4,019,081

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	25

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Subordinate,
Special Motor License Fund, 6.00%, 12/01/36	$950	$1,145,776
Philadelphia Authority for Industrial Development, RB,
Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,796
		81,459,887
Puerto Rico — 1.5%
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/25	4,000	4,015,320
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Senior Series C, 5.58%, 8/01/39 (b)	40,000	9,007,200
First Sub-Series A, 6.38%, 8/01/39	22,100	25,651,249
First Sub-Series A, 6.50%, 8/01/44	30,125	35,238,719
		73,912,488
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp.,
Refunding RB, Public Schools Financing Program,
Series E (AGC), 6.00%, 5/15/29	13,320	15,121,397
South Carolina — 0.4%
County of Richland South Carolina, Refunding RB,
International Paper Co. Project, AMT,
6.10%, 4/01/23	3,000	3,119,580
Medical University Hospital Authority, Refunding RB,
Series A (a):
6.38%, 8/15/12	5,400	5,442,390
6.50%, 8/15/12	2,450	2,469,625
South Carolina Jobs-EDA, Refunding RB, Palmetto
Health, Series A:
6.25%, 8/01/34	1,245	1,466,000
(AGM), 6.50%, 8/01/39	2,740	3,241,502
South Carolina State Public Service Authority,
Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38	2,300	2,627,313
		18,366,410
Tennessee — 0.7%
Rutherford County Health & Educational Facilities
Board, Refunding RB, Ascension Health Alliance,
Series C, 5.00%, 11/15/47	23,740	26,165,753
Shelby County Health Educational & Housing Facilities
Board, Refunding RB, Methodist Healthcare (a):
6.50%, 9/01/12	2,920	2,951,770
6.50%, 9/01/12	4,380	4,427,654
		33,545,177
Texas — 8.4%
Bexar County Health Facilities Development Corp. Texas,
Refunding RB, Army Retirement Residence Project,
6.30%, 7/01/12 (a)	1,750	1,768,078
Brazos River Harbor Navigation District, Refunding RB,
Dow Chemical Co. Project, Series A7, AMT,
6.63%, 5/15/33	7,040	7,123,846
City of Houston Texas, Refunding RB, Combined, First
Lien, Series A (AGC), 6.00%, 11/15/35	32,350	38,806,736
City of Houston Texas Airport System Revenue,
Refunding RB, Sub Lien, Series B (AGM):
5.00%, 7/01/12 (a)	9,690	9,692,519
5.00%, 7/01/32	2,290	2,292,725
Clear Creek ISD, Refunding GO, School Building
(PSF-GTD), 5.00%, 2/15/33	20,000	22,460,000
County of Harris Texas, Refunding RB, Toll Road, Senior
Lien (AGM), 5.00%, 8/15/30	10,000	10,046,100

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities
Improvement Corp., RB, Series A, AMT (NPFGC):
6.00%, 11/01/24	$9,220	$9,263,518
6.00%, 11/01/28	9,480	9,517,636
Frisco ISD, Refunding GO, School Building (PSF-GTD),
5.00%, 8/15/40	25,000	28,325,000
Gulf Coast Waste Disposal Authority, Refunding RB,
Series A, AMT, 6.10%, 8/01/24	4,025	4,039,007
Harris County Flood Control District, Refunding GO,
Series A, 5.00%, 10/01/31	17,275	19,401,207
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B:
7.13%, 12/01/31	1,500	1,802,625
7.25%, 12/01/35	4,450	5,334,260
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	9,775	11,233,039
North Texas Tollway Authority, RB, Special Projects
System, Series A, 6.00%, 9/01/41	4,815	5,785,704
North Texas Tollway Authority, Refunding RB:
First Tier System, 6.00%, 1/01/34	11,490	13,412,507
First Tier System (NPFGC), 5.75%, 1/01/40	9,870	10,900,527
First Tier System, Series A, 6.00%, 1/01/28	1,000	1,150,600
First Tier System, Series B (NPFGC),
5.75%, 1/01/40	7,700	8,503,957
First Tier System, Series K-2 (AGC),
6.00%, 1/01/38	2,225	2,536,411
Second Tier System, Series F, 6.13%, 1/01/31	25,615	28,188,027
Port of Bay City Authority Texas, RB, Hoechst Celanese
Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,001,360
State of Texas, Refunding GO, Water Financial
Assistance, 5.75%, 8/01/22	3,445	3,459,848
Tarrant County Cultural Education Facilities Finance
Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	50,000	58,044,500
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,311,848
Texas Department of Housing & Community Affairs,
MRB, Series A, AMT (NPFGC):
5.45%, 9/01/23	1,700	1,702,499
5.50%, 3/01/26	2,220	2,222,731
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	25,425	30,450,505
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	23,000	27,119,070
University of Texas System, Refunding RB, Financing
System, Series B, 5.00%, 8/15/43	20,000	22,980,400
		403,876,790
Utah — 0.0%
City of Salt Lake City Utah, Refunding RB, IHC Hospital,
Inc., Series A, 8.13%, 5/15/15 (f)	35	38,907
Virginia — 1.0%
Virginia Small Business Financing Authority, RB, Senior
Lien, Elizabeth River Crossings LLC Project, AMT,
6.00%, 1/01/37	13,085	14,408,417
Winchester IDA, Refunding RB, Valley Health (BHAC)
(AMBAC), 5.25%, 1/01/37	31,970	35,154,851
		49,563,268

See Notes to Financial Statements.

26	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Washington — 1.7%
Chelan County Public Utility District No. 1, RB,
Chelan Hydro System, Series A, AMT (AMBAC),
5.45%, 7/01/12 (a)	$10,710	$10,712,892
Seattle Housing Authority Washington, RB:
Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,635,847
Replacement Housing Projects, 6.13%, 12/01/32	4,260	4,268,392
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	25,000	28,414,000
Washington Healthcare Facilities Authority, RB:
MultiCare Health System, Series B, (AGC),
6.00%, 8/15/39	2,000	2,271,580
Swedish Health Services, Series A,
6.75%, 11/15/41	17,500	23,077,250
Washington Healthcare Facilities Authority,
Refunding RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	10,000	11,795,800
		83,175,761
Wisconsin — 1.6%
City of Superior Wisconsin, Refunding RB,
Midwest Energy Resources, Series E (NPFGC),
6.90%, 8/01/21	7,000	9,043,720
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	11,000	13,305,270
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Alliance, Series D,
5.00%, 11/15/41	45,485	49,047,840
SynergyHealth, Inc., 6.00%, 11/15/23	4,755	4,971,590
Wisconsin Housing & EDA, RB, Series C, AMT,
6.00%, 9/01/36	175	182,660
		76,551,080
Total Municipal Bonds — 78.4%		3,750,908,217

Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
Arizona — 4.5%
City of Mesa Arizona, RB, Utility System,
5.00%, 7/01/35	30,000	33,524,100
Salt River Project Agricultural Improvement & Power
District, RB, Series A:
5.00%, 1/01/37	98,935	107,938,056
5.00%, 1/01/38	54,016	59,288,381
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,967,935
		215,718,472
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS
Campus (NPFGC), 5.00%, 3/01/36	21,290	22,926,562
California — 4.3%
Anaheim Public Financing Authority, RB, Distribution
System, Second Lien (BHAC), 5.00%, 10/01/34	10,995	11,404,745
County of Orange California, ARB, Series B,
5.25%, 7/01/34	13,045	14,197,245
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	30,119,375
Metropolitan Water District of Southern California, RB,
Series A:
5.00%, 1/01/39	10,000	10,981,800
(AGM) 5.00%, 7/01/30	6,827	7,585,071
Metropolitan Water District of Southern California,
Refunding RB:
Series B, 5.00%, 7/01/35	13,168	14,631,129
Series C, 5.00%, 7/01/35	13,375	15,017,792

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
California (concluded)
San Diego Community College District California, GO,
Election of 2006 (AGM), 5.00%, 8/01/32	$18,000	$19,811,880
San Diego County Water Authority, COP, Refunding,
Series A (AGM), 5.00%, 5/01/33	4,500	4,925,565
San Diego Public Facilities Financing Authority,
Refunding RB, Series B, 5.38%, 8/01/34	15,000	17,321,400
San Francisco City & County Public Utilities
Commission, Refunding RB, Series A,
5.13%, 11/01/39	23,000	25,580,370
Sequoia Union High School District California,
Refunding GO, Election of 2004, Series B (AGM),
5.50%, 7/01/35	10,055	10,893,974
University of California, RB, Series O, 5.25%, 5/15/39	20,695	23,308,262
		205,778,608
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	1,580	1,775,437
Florida — 2.9%
City of Tallahassee Florida, RB, Energy System (NPFGC),
5.00%, 10/01/37	10,000	10,664,400
Jacksonville Electric Authority Florida, RB, Sub-Series A,
5.63%, 10/01/32	6,300	7,164,360
Orange County School Board, COP, Series A (NPFGC),
5.00%, 8/01/30	2,000	2,172,060
State of Florida, GO, Board of Education:
Capital Outlay 2008, Series E, 5.00%, 6/01/37	39,730	45,312,860
Series C, 5.00%, 6/01/37	65,545	73,270,053
		138,583,733
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Second Lien
(AGM), 5.25%, 11/01/33	5,000	5,514,250
Illinois Finance Authority, RB, Carle Foundation, Series A
(AGM), 6.00%, 8/15/41	15,600	17,671,992
		23,186,242
Indiana — 2.2%
Indiana Finance Authority, RB, Sisters of St. Francis
Health, 5.25%, 11/01/39	31,460	33,979,631
Indianapolis Local Public Improvement Bond Bank, RB,
PILOT, Infrastructure Project F (AGM),
5.00%, 1/01/40	7,000	7,726,670
Indianapolis Local Public Improvement Bond Bank,
Refunding RB:
PILOT, Infrastructure Project, Series F (AGM),
5.00%, 1/01/35	23,550	26,242,001
Waterworks Project, Series A, (AGC), 5.50%, 1/01/38	34,125	38,106,947
		106,055,249
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM),
5.00%, 5/01/31	11,950	13,143,925
Massachusetts — 1.0%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	20,000	22,564,800
Series A (AGM), 5.00%, 8/15/30	15,000	16,558,800
Series A (AMBAC), 5.00%, 8/15/37	10,000	11,035,800
		50,159,400
Nebraska — 0.2%
Omaha Public Power District, RB, Series A,
5.00%, 2/01/43	10,000	11,111,400
New York — 0.4%
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 5.13%, 6/15/34	1,289	1,294,780
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	2,010	2,375,800

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	27

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., Refunding RB,
Series A (AMBAC), 5.25%, 10/15/27	$13,931	$15,294,318
		18,964,898
Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A
(AGM), 5.00%, 12/01/32	20,000	21,387,800
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	1,000	1,119,780
		22,507,580
Pennsylvania — 0.4%
Pennsylvania HFA, Refunding RB, Series 105C,
5.00%, 10/01/39	19,460	20,565,523
Texas — 3.1%
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	29,820,046
(NPFGC), 5.13%, 5/15/28	20,000	21,391,800
City of San Antonio Texas, Refunding RB, Electric and
Gas Revenue:
5.00%, 2/01/17	220	245,658
5.00%, 2/01/32	28,990	32,370,959
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse
(PSF-GTD), 5.00%, 2/15/32	10,000	11,258,200
Dallas Area Rapid Transit, Refunding RB, Senior Lien
(AMBAC), 5.00%, 12/01/36	27,860	31,060,446
Harris County Cultural Education Facilities Finance
Corp., RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	8,500	9,511,160
Harris County Flood Control District, Refunding RB,
Contract Tax, Series A, 5.00%, 10/01/39	10,000	11,196,300
		146,854,569
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,465,685
5.00%, 11/01/36	15,715	17,440,027
State of Washington, GO, Series D (AGM),
5.00%, 1/01/28	10,000	11,124,400
		38,030,112
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 21.6%		1,035,361,710

US Government Sponsored
Agency Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities Certificates,
6.00%, 11/15/31	1	1,487
Total Long-Term Investments
(Cost — $4,389,375,959) — 100.0%		4,786,271,414

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	444,234,095	444,234,095
Total Short-Term Securities
(Cost — $444,234,095) — 9.3%		444,234,095
Total Investments (Cost — $4,833,610,054) — 109.3%		5,230,505,509
Other Assets Less Liabilities — 0.5%		22,434,416
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (9.8)%		(468,841,858)
Net Assets — 100.0%		$4,784,098,067

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Barclays Plc	$10,992,900	$ 54,200
Citigroup, Inc.	$30,494,487	$215,003

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	Security is collateralized by Municipal or US Treasury obligations.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(h)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2011	Activity	2012	Income
FFI Institutional
Tax-Exempt Fund	127,360,041	316,874,054	444,234,095	$71,634

(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts sold as of June 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
500	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$66,687,500	$(305,638)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy

See Notes to Financial Statements.

28	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock National Municipal Fund

regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$4,786,271,414	—	$4,786,271,414
Short-Term
Securities	$444,234,095	—	—	444,234,095
Total	$444,234,095	$4,786,271,414	—	$5,230,505,509

[1]	See above schedule of investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative financial
instruments[2]
Liabilities:
Interest Rate
Contracts	$(305,638)	—	—	$(305,638)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as
collateral for
financial futures
contracts	$660,000	—	—	$660,000
Liabilities:
TOB trust
certificates	—	$(468,586,354)	—	(468,586,354)
Bank overdraft	—	(1,945,131)	—	(1,945,131)
Total	$660,000	$(470,531,485)	—	$(469,871,485)

There were no transfers between levels during the year ended June 30, 2012.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	29

Schedule of Investments June 30, 2012	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.5%
Alabama 21st Century Authority, RB, Series A,
4.00%, 6/01/15	$2,000	$2,160,500
Mobile IDB, RB, Alabama Power Co. Barry Project,
Series B, Mandatory Put Bonds, 4.88%, 3/19/13 (a)	3,270	3,367,152
		5,527,652
Arizona — 1.0%
Phoenix Civic Improvement Corp., Refunding RB, Junior
Lien, 4.00%, 7/01/14	5,000	5,358,150
Yavapai County IDA, RB, Waste Management Inc.
Project, Series A-2, Mandatory Put Bonds, AMT,
2.88%, 3/01/13 (a)	5,000	5,072,800
		10,430,950
California — 12.7%
California Pollution Control Financing Authority, RB,
Waste Management Inc. Project, Series A-1, AMT,
Mandatory Put Bonds, 1.88%, 4/01/15 (a)	5,000	5,045,000
California State Department of Water Resources,
Refunding RB, Series M:
3.00%, 5/01/13	3,095	3,167,423
5.00%, 5/01/14	35,000	37,971,500
California Statewide Communities Development
Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/13	5,150	5,327,521
Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,075,250
Proposition 1A Receivables Program, 5.00%, 6/15/13	33,730	35,240,092
City of Long Beach California, Refunding RB, Series B,
AMT (NPFGC), 5.50%, 5/15/14	5,215	5,659,892
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 4.50%, 7/01/12	1,000	1,000,240
Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,762,180
State of California, GO, Various Purpose,
5.00%, 10/01/14	2,565	2,809,547
State of California, GO, Refunding, Various Purpose:
5.00%, 4/01/15	10,360	11,513,379
5.00%, 4/01/16	10,000	11,445,900
State of California Economic Recovery, GO, Series A
(NPFGC), 5.00%, 7/01/15	3,805	4,146,270
		131,164,194
Colorado — 0.8%
City & County of Denver Colorado, RB, Series A, AMT,
3.00%, 11/15/12	3,000	3,031,320
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series B, Mandatory Put Bonds,
5.00%, 11/08/12 (a)	5,000	5,084,900
		8,116,220
Connecticut — 4.6%
Connecticut Municipal Electric Energy Cooperative,
Refunding RB, Series A (AGC), 5.00%, 1/01/14	2,115	2,256,578
Connecticut State Development Authority, RB, CT Light
& Power Co., Series A, AMT, Mandatory Put Bonds,
1.55%, 4/01/15 (a)	7,200	7,218,144
Connecticut State Development Authority, Refunding
RB, Pollution Control, Series B, Mandatory Put Bonds,
1.25%, 9/03/13 (a)	10,000	10,045,500
State of Connecticut, GO, Economic Recovery, Series A:
5.00%, 1/01/13	11,500	11,779,335
5.00%, 1/01/14	7,280	7,784,431
State of Connecticut, RB, Transportation Infrastructure,
Series A, 5.00%, 11/01/14	2,700	2,985,012
State of Connecticut, Special Tax Bonds, Transportation
Infrastructure, Series A, 5.00%, 11/01/13	5,000	5,314,450
		47,383,450

	Par
Municipal Bonds	(000)	Value
Delaware — 1.7%
Delaware Transportation Authority, Refunding RB,
Senior, 5.00%, 7/01/15	$1,945	$2,208,898
State of Delaware, GO, Refunding, Series 2009C,
5.00%, 10/01/13	7,700	8,160,229
University of Delaware, RB, Series A, Mandatory Put
Bonds, 0.85%, 6/04/13 (a)	7,000	7,040,950
		17,410,077
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, RB,
Series A, AMT (NPFGC), 5.25%, 10/01/13	5,000	5,293,600
Florida — 2.2%
Florida State Board of Education, GO, Refunding,
Series A, 5.00%, 1/01/15	7,395	8,224,497
Florida State Department of Environmental Protection,
RB, Florida Forever:
Series A, 5.00%, 7/01/13	4,675	4,889,630
Series D, 5.00%, 7/01/13	3,620	3,786,194
Highlands County Health Facilities Authority, RB,
Hospital, Adventist Health System/Sunbelt,
Mandatory Put Bonds, 3.95%, 9/01/12 (a)	6,000	6,035,100
		22,935,421
Hawaii — 0.9%
State of Hawaii, Refunding RB, AMT:
5.00%, 7/01/14	5,000	5,413,450
Series B, 5.00%, 7/01/13	4,000	4,186,360
		9,599,810
Idaho — 0.9%
Idaho Housing & Finance Association, RB,
Unemployment Compensation, 5.00%, 8/15/14	8,585	9,394,651
Illinois — 1.5%
Illinois Finance Authority, RB, University of Chicago,
Series B, 5.00%, 7/01/13	2,000	2,093,280
Railsplitter Tobacco Settlement Authority, RB, 4.00%,
6/01/13	12,690	13,055,091
		15,148,371
Indiana — 1.2%
City of Whiting, RB, BP Products North America, Inc.,
Mandatory Put Bonds, 2.80%, 6/02/14 (a)	3,325	3,449,056
Indiana Finance Authority, RB:
Marquette Project, 5.00%, 3/01/16	1,425	1,535,181
Water Utilities, Citizens Energy Group Project,
3.00%, 10/01/14	5,000	5,223,800
Indiana Health Facility Financing Authority, RB,
Ascension Health, Series A1, Mandatory Put Bonds,
5.00%, 5/01/13 (a)	2,265	2,352,293
		12,560,330
Iowa — 0.8%
Iowa Higher Education Loan Authority, RB, Private
College Facility:
4.00%, 12/01/12	1,500	1,523,850
4.00%, 12/01/13	1,150	1,210,639
Iowa Student Loan Liquidity Corp., RB, Senior
Series A-1, AMT, 3.10%, 12/01/14	5,000	5,166,600
		7,901,089
Kansas — 0.5%
Kansas State Department of Transportation,
Refunding RB, Series A, 5.00%, 9/01/12	5,000	5,041,050
Kentucky — 0.3%
Kentucky Economic Development Finance Authority,
Refunding RB, Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,664,655

See Notes to Financial Statements.

30	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 2.0%
State of Louisiana, GO, Refunding, Series A (NPFGC),
5.00%, 8/01/14	$12,000	$13,143,960
State of Louisiana, GO, Series A, 5.00%, 5/01/13	7,075	7,357,858
		20,501,818
Maine — 0.1%
Maine Municipal Bond Bank, RB, Series D, 5.00%,
11/01/12	1,460	1,483,827
Maryland — 4.3%
Maryland State Transportation Authority, Refunding RB,
Baltimore/Washington Thurgood Marshall Airport
Project:
4.00%, 3/01/14	3,170	3,345,491
AMT, 4.00%, 3/01/14	7,675	8,073,563
AMT, 5.00%, 3/01/16	8,315	9,430,623
State of Maryland, GO, State & Local Facilities
Loan-First Series B, 5.00%, 3/15/16	20,000	23,234,400
		44,084,077
Massachusetts — 4.7%
City of Boston, GO, Refunding, Series B:
3.00%, 2/01/14	10,210	10,645,150
4.00%, 2/01/15	6,580	7,178,912
Commonwealth of Massachusetts, GO, Consolidated
Loan:
Series A, 5.00%, 8/01/12	1,180	1,185,062
Series B, 5.00%, 8/01/15	2,500	2,841,575
Commonwealth of Massachusetts, GO, Refunding,
Consolidated Loan, Series D (NPFGC), 6.00%,
11/01/13	5,000	5,381,400
Massachusetts State Department of Transportation,
Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	12,926,964
University of Massachusetts Building Authority, RB,
Senior Series 1, 5.00%, 11/01/13	7,555	8,022,730
		48,181,793
Michigan — 3.7%
Michigan Finance Authority, Refunding RB,
Unemployment Obligation Assessment, Series A:
5.00%, 1/01/14	1,000	1,069,290
5.00%, 7/01/15	7,000	7,913,780
5.00%, 1/01/16	13,525	15,555,779
State of Michigan, GO Refunding, 5.25%, 12/01/12	3,000	3,063,870
State of Michigan Trunk Line Revenue, Refunding RB,
Series B (AGM), 5.00%, 9/01/15	7,825	8,875,037
Utica Community Schools, GO, Refunding, School
Building & Site (Q-SBLF), 3.00%, 5/01/14	1,380	1,435,227
		37,912,983
Minnesota — 2.1%
State of Minnesota, GO, Refunding, Various Purpose,
Series D, 5.00%, 8/01/14	6,000	6,575,100
State of Minnesota, GO, Various Purpose, Series H,
5.00%, 11/01/12 (b)	15,000	15,244,200
		21,819,300
Missouri — 0.2%
County of Jackson Missouri, RB, Harry S. Truman Sports
Complex (AMBAC), 5.00%, 12/01/12	2,000	2,035,140
Nebraska — 0.4%
Nebraska Public Power District, RB, General, Series A,
5.00%, 1/01/16	1,000	1,143,780
Nebraska Public Power District, Refunding RB, General,
Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,207,870
		4,351,650

	Par
Municipal Bonds	(000)	Value
Nevada — 1.5%
Clark County Nevada, Refunding RB, Motor Vehicle Fuel
Tax, 5.00%, 7/01/15	$8,000	$9,007,280
Clark County School District, GO, Limited Tax, Building,
Series C, 5.00%, 6/15/13	6,305	6,587,212
		15,594,492
New Jersey — 6.7%
County of Essex New Jersey, GO, Improvement, Series A,
5.00%, 8/01/13	2,290	2,398,615
Gloucester County Improvement Authority, Refunding
RB, Waste Management Inc. Project, Series A,
Mandatory Put Bonds, 2.63%, 12/03/12 (a)	4,625	4,666,718
New Jersey Building Authority, Refunding RB, Series A,
5.00%, 6/15/15	13,880	15,521,310
New Jersey EDA, Refunding RB, Cigarette Tax Revenue,
5.00%, 6/15/14	4,000	4,300,920
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	7,250	7,614,022
Meridian Health, 5.00%, 7/01/14	2,000	2,157,620
New Jersey State Housing & Mortgage Finance Agency,
RB, Series B (AGM), 1.15%, 11/01/12	6,800	6,816,116
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series B, 5.00%, 6/15/15	1,825	2,034,565
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System, Series B
(NPFGC), 5.25%, 12/15/12	4,990	5,104,171
State of New Jersey, GO, Refunding, Series Q, 4.00%,
8/15/13	18,000	18,770,940
		69,384,997
New Mexico — 0.8%
New Mexico Finance Authority, Refunding RB, Senior
Lien, Series A, 5.00%, 6/15/13	8,000	8,368,800
New York — 12.1%
City of New York, GO:
Prerefunded, Series C, 5.00%, 8/01/13 (b)	650	683,644
Prerefunded, Series D, 5.00%, 2/01/13 (b)	1,245	1,280,221
Series C, 5.00%, 8/01/13	7,575	7,961,022
Series D, 5.00%, 2/01/13	755	776,012
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/13	22,750	23,909,340
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,065,128
Series F, 5.00%, 8/01/15	6,000	6,765,900
Long Island Power Authority, RB, Series 2010A, 5.00%,
5/01/14	4,400	4,739,988
Metropolitan Transportation Authority, Refunding RB,
Series D, 4.00%, 11/15/15 (c)	1,400	1,538,698
New York City Transitional Finance Authority, RB, Future
Tax Secured:
Sub-Series E, 4.00%, 11/01/12	2,500	2,532,600
Sub-Series E, 5.00%, 11/01/13	2,000	2,126,700
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,249,740
New York City Transitional Finance Authority, Refunding
RB, Future Tax Secured, Sub-Series D-2, 5.00%,
11/01/12	20,315	20,648,572
New York State Dormitory Authority, RB General
Purpose:
Series A, 5.00%, 3/15/15	5,560	6,221,028
Series E, 5.00%, 2/15/13	5,865	6,040,129
New York State Energy Research & Development
Authority, Refunding RB, Consolidated Edison Co. of
New York Inc. Project, Mandatory Put Bonds, AMT,
1.45%, 11/01/12 (a)	5,000	5,012,300
New York State Environmental Facilities Corp., RB,
Waste Management Inc. Project, Series A, Mandatory
Put Bonds, 2.50%, 1/02/13 (a)	5,000	5,049,950

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	31

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York State Local Government Assistance Corp.,
Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	$7,000	$7,873,250
New York State Thruway Authority, RB, General, Series I,
5.00%, 1/01/16 (c)	500	567,615
New York State Thruway Authority, Refunding RB,
General, Second Series B (NPFGC), 5.00%, 4/01/13	5,550	5,752,964
New York State Urban Development Corp.,
Refunding RB, Service Contract, Series A-1,
5.00%, 1/01/13	7,320	7,492,166
Port Authority of New York & New Jersey, RB,
Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	3,017,117
		125,304,084
North Carolina — 3.6%
County of Mecklenburg, GO, Refunding, Series C,
5.00%, 2/01/13	9,400	9,666,960
North Carolina Capital Facilities Finance Agency,
Refunding RB, High Point University, 4.00%, 5/01/16 (c)	1,770	1,907,901
North Carolina Medical Care Commission, Refunding
RB, Healthcare Facilities Revenue, WakeMed,
Series A, 4.00%, 10/01/15 (c)	730	798,613
State of North Carolina, GO, Public Improvement,
Series A, 5.00%, 3/01/13	9,000	9,291,690
State of North Carolina, RB, Series A, 5.00%, 5/01/13	8,055	8,376,314
State of North Carolina, Refunding RB, Series B,
4.00%, 11/01/14	4,905	5,311,232
University of North Carolina at Chapel Hill, RB, Series A,
4.00%, 2/01/13	1,605	1,636,329
		36,989,039
Ohio — 0.4%
Ohio State University, Refunding RB, Series A,
5.00%, 12/01/12	4,000	4,080,280
Oklahoma — 0.9%
Oklahoma Turnpike Authority, Refunding RB, Second
Senior, Series A, 5.00%, 1/01/15	7,875	8,754,165
Oregon — 0.5%
City of Portland Oregon, Refunding RB, Second Lien,
Series A, 5.00%, 3/01/14	4,950	5,329,418
Pennsylvania — 5.8%
City of Philadelphia Pennsylvania, Refunding RB,
Series A:
(AGM), 5.00%, 6/15/13	9,000	9,403,740
Airport Revenue, AMT, 5.00%, 6/15/15	2,550	2,790,593
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	7,710,408
First Series, 5.00%, 6/01/15	7,980	9,015,405
First Series A, 5.00%, 2/15/13	8,280	8,530,801
Refunding, First Series (NPFGC), 5.00%, 2/01/15	7,605	8,137,730
Pennsylvania Economic Development Financing
Authority, RB, Waste Management Inc. Project:
2.75%, 9/01/13	4,250	4,341,460
Mandatory Put Bonds, 2.63%, 12/03/12 (a)	3,500	3,531,570
Pennsylvania IDA, Refunding RB, Economic
Development, 5.00%, 7/01/15	2,500	2,783,150
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Bonds, Refunding, Philadelphia Funding
Program, 5.00%, 6/15/13	3,085	3,222,067
		59,466,924
South Carolina — 0.6%
South Carolina Transportation Infrastructure Bank,
Refunding RB, Series A (AMBAC), 5.00%, 10/01/15	5,440	6,133,926
Tennessee — 1.1%
Metropolitan Government of Nashville & Davidson
County Tennessee, Refunding RB (NPFGC),
5.00%, 1/01/14	8,110	8,668,130

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Tennessee Health and Educational Facilities, The
Metropolitan Government of Nashville and Davidson
County, Refunding RB, The Vanderbilt University,
Series C, 4.00%, 10/01/13	$2,300	$2,405,662
		11,073,792
Texas — 7.8%
City of El Paso Texas, Refunding RB, Series A,
4.00%, 3/01/14	2,000	2,116,900
City of Houston Texas, Sub-Lien, Refunding RB:
Series A, AMT, 5.00%, 7/01/14	4,000	4,330,760
Series B, 5.00%, 7/01/14	1,500	1,621,500
County of Harris Texas, Refunding RB, Toll Road, Senior
Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,419,424
Dallas Independent School District, GO, Refunding,
4.00%, 2/15/15	2,200	2,402,268
Gulf Coast Waste Disposal Authority, RB, BP Products
North America, Inc. Project, Mandatory Put Bonds,
2.30%, 9/03/13 (a)	4,615	4,705,915
Harris County Cultural Education Facilities Finance
Corp., RB, Methodist Hospital System, Series B,
5.25%, 12/01/14	2,600	2,888,080
Harris County Cultural Education Facilities Finance
Corp., Refunding RB, Methodist Hospital System,
5.00%, 6/01/13	10,000	10,416,300
Lower Colorado River Authority, RB:
5.00%, 5/15/13	5,995	6,240,555
5.00%, 5/15/14	4,985	5,395,565
Prerefunded, 5.00%, 5/15/13 (b)	5	5,209
Prerefunded, 5.00%, 5/15/14 (b)	15	16,297
Lower Colorado River Authority, Refunding RB, Series A,
5.00%, 5/15/14	3,590	3,884,272
North Texas Tollway Authority, RB, System, First Tier,
Series L-2, Mandatory Put Bonds,
6.00%, 1/01/13 (a)	3,700	3,798,975
State of Texas, GO, Refunding, Public Finance Authority:
5.00%, 10/01/12	11,170	11,307,167
Series A, 5.00%, 10/01/12	3,500	3,543,295
Texas A&M University, RB, Financing System, Series D,
5.00%, 5/15/13	3,325	3,463,985
Texas Public Finance Authority, RB, Unemployment
Compensation, Series A, 5.00%, 7/01/13	10,000	10,477,800
University of Texas, RB, Revenue Finance System,
Series B, 5.00%, 8/15/15	2,255	2,562,199
		80,596,466
Utah — 0.1%
City of Riverton Utah, RB, IHC Health Services, Inc.,
5.00%, 8/15/13	1,400	1,471,736
Virginia — 5.7%
Chesterfield County, GO, Refunding, Series B, 5.00%,
1/01/15	2,810	3,130,424
County of Fairfax Virginia, GO, Series D, 5.00%, 10/01/13	10,000	10,601,600
Louisa IDA, RB, Virginia Electric & Power Co.
Project, Series A, Mandatory Put Bonds, AMT, 2.50%,
3/01/13 (a)	20,000	20,211,600
Virginia College Building Authority, RB, 21st Century
College & Equipment Programs, Series A,
5.00%, 2/01/16	11,910	13,741,639
Virginia Public Building Authority, RB, Series B,
5.00%, 8/01/12	7,185	7,215,680
Virginia Resources Authority, Refunding RB, Series A,
4.00%, 10/01/12	4,145	4,185,124
		59,086,067

See Notes to Financial Statements.

32	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Washington — 1.6%
City of Seattle Washington, GO, Refunding, Limited Tax,
Series B, 5.00%, 8/01/13	$5,000	$5,259,800
City of Seattle Washington, Refunding RB, Improvement,
Series B, 5.00%, 2/01/14	10,000	10,734,600
		15,994,400
Total Long-Term Investments
(Cost — $989,651,667) — 96.8%		998,570,694

Short-Term Securities
California — 1.8%
California School Cash Reserve Program Authority, RN:
Series P, 2.00%, 2/01/13 (c)	10,000	10,049,000
Series X, 2.50%, 1/31/13	7,955	8,003,234
		18,052,234
Illinois — 1.7%
Regional Transit Authority, Refunding RB, ERS, VRDN,
Series B, 0.65%, 7/01/12 (d)	17,600	17,600,000

	Shares
Money Market Funds — 0.1%
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	1,302,407	1,302,407
Total Short-Term Securities
(Cost — $36,954,641) — 3.6%		36,954,641
Total Investments (Cost — $1,026,606,308) —
100.4%		1,035,525,335
Liabilities in Excess of Other Assets — (0.4)%		(4,097,166)
Net Assets — 100.0%		$1,031,428,169

(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
BB&T	$1,907,901	$2,106
Citigroup Global Markets	$1,366,228	$474
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	$1,538,698	$5,306
Piper Jaffray	$10,049,000	—

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2011	Activity	2012	Income
FFI Institutional
Tax-Exempt Fund	1,487,006	(184,599)	1,302,407	$1,531

(f)	Represents the current yield as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$998,570,694	—	$998,570,694
Short-Term
Securities	$1,302,407	35,652,234	—	36,954,641
Total	$1,302,407	$1,034,222,928	—	$1,035,525,335

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, bank overdraft of $291,639 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended June 30, 2012.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	33

Schedule of Investments June 30, 2012	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 84.9%
Corporate — 8.8%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$826,425
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	386,099
Jefferson County Industrial Development Agency New York,
Refunding RB, Solid Waste, Series A, AMT, 5.20%,
12/01/20	250	260,728
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport,
7.75%, 8/01/31 (a)(b)	2,000	2,119,940
British Airways Plc Project, 5.25%, 12/01/32	1,000	954,760
Continental Airlines Inc. Project, 8.00%, 11/01/12	340	341,992
Continental Airlines Inc. Project, Mandatory Put
Bonds, 8.38%, 11/01/12	250	251,308
New York City Industrial Development Agency,
Refunding RB, Terminal One Group Association Project,
AMT, 5.50%, 1/01/24 (a)	2,500	2,630,700
New York Liberty Development Corp., RB, Goldman Sachs
Headquarters:
5.25%, 10/01/35	6,000	6,718,620
5.50%, 10/01/37	405	471,124
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	1,360	1,404,989
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT
(AMBAC), 6.25%, 10/01/12	7,155	7,260,035
		23,626,720
County/City/Special District/School District — 17.9%
Amherst Development Corp., Refunding RB, University at
Buffalo Foundation Faculty-Student Housing Corp.,
Series A (AGM), 4.63%, 10/01/40	305	321,122
Buffalo & Erie County Industrial Land Development Corp.,
Refunding RB, Buffalo State College Foundation
Housing Corp., 5.38%, 10/01/41	620	695,547
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	449,668
Sub-Series G-1, 5.00%, 4/01/28	1,500	1,741,020
Sub-Series I-1, 5.38%, 4/01/36	2,650	3,009,605
City of Syracuse New York, GO, AMT, 4.75%, 11/01/31	500	527,365
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	7,220	7,540,568
5.75%, 2/15/47	100	114,860
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 5.19%, 3/01/42 (c)	5,000	1,093,800
CAB, Yankee Stadium, (AGC), 5.34%, 3/01/45 (c)	1,500	268,620
Queens Baseball Stadium, (AGC), 6.50%, 1/01/46	700	792,946
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/36	1,610	1,603,383
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/39	1,000	989,850
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	2,000	2,000,620
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	516,835
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	227,166
Series S-2, (NPFGC), 4.50%, 1/15/31	1,250	1,301,550
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	3,315	3,437,721
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	963,062
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,536,484
7 World Trade Center, Class 3, 5.00%, 3/15/44	1,720	1,814,652
Second Priority, Bank of America Tower at One Bryant
Park Project, 5.63%, 7/15/47	9,305	10,287,515
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	1,200	1,349,904

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A:
5.25%, 7/01/29	$5	$5,676
5.00%, 7/01/39	750	820,335
Niagara County Industrial Development Agency, Refunding
RB, Series A, Mandatory Put Bonds, AMT, 5.45%,
11/15/12 (a)	3,975	4,025,204
North Country Development Authority, Refunding RB
(AGM), 6.00%, 5/15/15	485	521,511
St. Lawrence County Industrial Development Agency, RB,
Clarkson University Project, 5.38%, 9/01/41	200	223,698
		48,180,287
Education — 13.4%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	4,000	4,342,800
Madison County Industrial Development Agency New York,
RB, Commons II LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	407,576
Nassau County Industrial Development Agency, Refunding
RB, New York Institute of Technology Project, Series A,
4.75%, 3/01/26	1,000	1,073,950
New York City Industrial Development Agency, RB, Lycee
Francais de New York Project, Series C, 6.80%,
6/01/28	2,500	2,558,025
New York City Trust for Cultural Resources, RB, Juilliard
School, Series A, 5.00%, 1/01/39	500	565,320
New York State Dormitory Authority, RB:
4.25%, 5/01/39 (d)	815	792,058
4.25%, 5/01/39 (d)	625	610,287
5.00%, 5/01/39 (d)	360	380,318
New York University, Series 1, (AMBAC),
5.50%, 7/01/40	500	653,220
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,246,029
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	1,000	1,161,960
Rochester University, Series A, 5.13%, 7/01/14 (e)	1,500	1,644,285
Rochester University, Series A, 0.00%, 7/01/39 (f)	1,000	1,017,260
Rochester University, Series B, 5.00%, 7/01/39	550	590,040
Teachers College, 5.00%, 7/01/42	750	828,930
The New School, (AGM), 5.50%, 7/01/43	1,000	1,117,130
New York State Dormitory Authority, Refunding RB:
5.00%, 7/01/42	1,000	1,123,010
Brooklyn Law School, 5.75%, 7/01/33	475	539,629
New York University, Series A, 5.00%, 7/01/37	1,490	1,682,672
Rockefeller University, Series B, 4.00%, 7/01/38	500	522,670
Skidmore College, Series A, 5.25%, 7/01/29	135	154,235
State University Educational Facilities, Series A,
5.00%, 5/15/29	2,000	2,310,080
Teachers College, 5.50%, 3/01/39	850	943,925
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,063,300
Suffolk County Industrial Development Agency, Refunding
RB, New York Institute of Technology Project,
5.00%, 3/01/26	750	770,587
Tompkins County Development Corp., RB, Ithaca College
Project (AGM), 5.50%, 7/01/33	450	512,519
Trust for Cultural Resources, Refunding RB, Carnegie Hall,
Series A:
4.75%, 12/01/39	1,550	1,652,672
5.00%, 12/01/39	1,325	1,435,863
Utica Industrial Development Agency New York, RB,
Munson-Williams-Proctor Arts Institute:
5.38%, 7/15/20	1,000	1,002,180
5.40%, 7/15/30	1,210	1,212,045

See Notes to Financial Statements.

34	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Yonkers Industrial Development Agency New York, RB,
Sarah Lawrence College Project, Series A, 6.00%,
6/01/41	$1,000	$1,114,100
		36,028,675
Health — 17.0%
Dutchess County Local Development Corp., Refunding RB,
Health Quest System Inc., Series A, 5.75%, 7/01/40	300	328,773
Erie County Industrial Development Agency, RB, Episcopal
Church Home, Series A:
5.88%, 2/01/18	540	540,713
6.00%, 2/01/28	375	375,266
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	488,945
5.00%, 12/01/32	1,080	1,019,250
Monroe County Industrial Development Corp.,
Refunding RB, Unity Hospital of Rochester Project (FHA),
5.50%, 8/15/40	1,050	1,186,804
Nassau County Industrial Development Agency,
Refunding RB, Special Needs Facilities Pooled Program,
Series F-1 (ACA), 4.90%, 7/01/21	525	477,356
New York City Health & Hospital Corp., Refunding RB,
Health System, Series A, 5.00%, 2/15/30	1,000	1,110,930
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A, 6.13%,
1/01/13	65	65,432
A Very Special Place Inc. Project, Series A, 7.00%,
1/01/33	1,600	1,604,928
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,565,833
Special Needs Facilities Pooled Program, Series A-1,
6.50%, 7/01/17	1,000	1,008,770
Special Needs Facilities Pooled Program, Series C-1,
6.50%, 7/01/17	2,135	2,153,724
New York City Industrial Development Agency,
Refunding RB (ACA), Special Needs FacilitiesPooled
Program:
Series A-1, 4.38%, 7/01/20	1,000	890,490
Series A-1, 4.50%, 7/01/30	210	164,682
Series C-1, 5.10%, 7/01/31	525	439,462
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	277,133
Hudson Valley Hospital, (BHAC), 5.00%, 8/15/36	750	803,452
New York & Presbyterian Hospital, (AGM), 5.00%,
8/15/36	1,000	1,029,010
New York State Association for Retarded Children,
Inc., Series B, (AMBAC), 6.00%, 7/01/32	700	809,774
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,675	1,876,017
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	1,725	1,971,554
NYU Hospital Center, Series A, 5.75%, 7/01/31	1,055	1,199,757
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	571,960
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,813,362
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	2,500	2,752,900
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	1,000	1,118,080
NYU Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,570,905
Orange County Industrial Development Agency New York,
RB, Special Needs Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	845	768,316

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Suffolk County Industrial Development Agency New York, RB:
Huntington Hospital Project, Series B, 5.88%,
11/01/12 (e)	$2,000	$2,038,660
Special Needs Facilities Pooled Program, Series D-1,
6.50%, 7/01/17	135	136,184
Special Needs Facilities Pooled Program, Series D-1,
(ACA), 4.90%, 7/01/21	330	300,053
Sullivan County Industrial Development Agency New York,
RB, Special Needs Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	330	300,053
Westchester County Healthcare Corp. New York, Refunding
RB, Senior Lien:
Series A, 5.00%, 11/01/30	3,075	3,292,710
Series B, 6.00%, 11/01/30	375	435,502
Westchester County Industrial Development Agency
New York, RB:
Kendal on Hudson Project, Series A, 6.50%,
1/01/13 (e)	5,200	5,365,464
Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,006,060
Special Needs Facilities Pooled Program, Series E-1,
(ACA), 4.90%, 7/01/21	350	318,237
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,640	1,708,060
		45,884,561
Housing — 5.3%
Monroe County Industrial Development Agency, IDRB,
Southview Towers Project, AMT (SONYMA), 6.25%,
2/01/31	1,000	1,001,830
New York City Housing Development Corp., RB, Series C,
AMT, 5.05%, 11/01/36	1,220	1,253,074
New York Mortgage Agency, Refunding RB, AMT:
Series 101, 5.40%, 4/01/32	1,935	1,936,742
Series 133, 4.95%, 10/01/21	395	411,969
Series 143, 4.90%, 10/01/37	1,600	1,635,952
New York State HFA, RB, M/F Housing, Series A, AMT:
Division Street, (SONYMA), 5.10%, 2/15/38	875	896,788
Highland Avenue Senior Apartments, (SONYMA),
5.00%, 2/15/39	2,000	2,050,500
Kensico Terrace Apartments, (SONYMA), 4.90%,
2/15/38	645	658,751
Watergate II, 4.75%, 2/15/34	580	585,394
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac),
4.50%, 5/01/25	3,000	3,216,750
Yonkers Industrial Development Agency New York, RB,
Monastery Manor Associates LP Project, AMT
(SONYMA), 5.25%, 4/01/37	585	600,327
		14,248,077
State — 5.3%
New York State Dormitory Authority, LRB, Municipal Health
Facilities, Sub-Series 2-4, 4.75%, 1/15/30	700	749,567
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,151,560
New York State Dormitory Authority, Refunding RB,
Upstate Community Colleges, Series B, 5.25%,
7/01/21	1,565	1,695,756
New York State Thruway Authority, Refunding RB, Series
A-1, 5.00%, 4/01/29	1,000	1,133,860
New York State Urban Development Corp., RB, State
Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,793,592

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	35

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
State (concluded)
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials, 5.50%,
1/01/20	$1,685	$2,087,496
University Facilities Grants, 5.50%, 1/01/19	3,500	4,298,875
State of New York, GO, Series A, 5.00%, 2/15/39	1,250	1,381,800
		14,292,506
Tobacco — 1.4%
New York Counties Tobacco Trust I, RB, Tobacco Pass
Thru, Series A:
6.50%, 6/01/35	750	731,647
6.63%, 6/01/42	490	479,980
Niagara County Tobacco Asset Securitization Corp. New
York, RB, Asset-Backed, 6.25%, 5/15/40	1,000	935,100
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,518,874
		3,665,601
Transportation — 9.3%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	1,049,140
Series A, (AGM), 5.00%, 2/15/47	1,050	1,101,597
Series A, (NPFGC), 4.50%, 2/15/47	3,815	3,856,126
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/39	500	562,675
Series C, 6.50%, 11/15/28	1,760	2,252,606
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.00%, 12/15/41	1,000	1,110,550
New York State Thruway Authority, RB, Series I (d):
5.00%, 1/01/37	920	1,005,854
4.13%, 1/01/42	1,125	1,118,340
5.00%, 1/01/42	280	303,806
Onondaga County Industrial Development Agency New
York, RB, AMT Air Cargo:
Senior, 6.13%, 1/01/32	3,940	3,861,003
Subordinate, 7.25%, 1/01/32	1,365	1,344,716
Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal:
Series 6, AMT (NPFGC), 6.25%, 12/01/13	2,575	2,660,001
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,749,140
Series 8, 6.00%, 12/01/42	2,000	2,218,500
		25,194,054
Utilities — 6.5%
Long Island Power Authority, RB, General:
Series A, (AGM), 5.00%, 5/01/36	500	547,810
Series C, (CIFG), 5.25%, 9/01/29	3,000	3,515,700
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	1,250	1,485,825
6.00%, 5/01/33	2,450	2,912,952
5.75%, 4/01/39	300	344,556
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,738,241
Fiscal 2009, Series A, 5.75%, 6/15/40	500	603,620
Series FF-2, 5.50%, 6/15/40	800	915,608
New York City Municipal Water Finance Authority,
Refunding RB:
Second General Resolution, Series EE, 4.00%, 6/15/45	1,540	1,523,276
Second General Resolution, Series HH, 5.00%, 6/15/32	950	1,083,095
Series FF, 5.00%, 6/15/45	1,680	1,859,088
New York State Environmental Facilities Corp., Refunding
RB, Revolving Funds New York City Municipal Water,
Series B, 5.00%, 6/15/36	1,000	1,136,760
		17,666,531
Total Municipal Bonds in New York		228,787,012

	Par
Municipal Bonds	(000)	Value
Guam — 0.3%
Tobacco — 0.3%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	$1,075	$909,643
Puerto Rico — 5.8%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A,
5.76%, 8/01/35 (c)	3,000	808,920
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, First Sub-Series A-1, 4.48%, 8/01/24 (c)	2,000	1,170,220
		1,979,140
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization, 5.13%,
12/01/27	1,750	1,907,202
State — 2.3%
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (c):
(AMBAC), 6.36%, 7/01/44	1,100	148,115
(NPFGC), 6.33%, 7/01/42	7,470	1,150,754
Puerto Rico Public Buildings Authority, RB, Government
Facilities, Series I, 5.25%, 7/01/14 (e)	55	60,195
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.54%, 8/01/32 (c)	500	166,935
First Sub-Series A, 5.75%, 8/01/37	2,000	2,196,000
First Sub-Series A, (AGM), 5.00%, 8/01/40	1,000	1,050,830
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.75%, 8/01/41 (c)	7,500	1,441,350
		6,214,179
Transportation — 1.5%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	1,000	1,199,020
Puerto Rico Highway & Transportation Authority, Refunding
RB (AGM):
Series AA, 4.95%, 7/01/26	2,175	2,319,964
Series CC, 5.50%, 7/01/30	450	527,139
		4,046,123
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB,
Senior Lien, Series A, 6.00%, 7/01/38	500	525,665
Puerto Rico Electric Power Authority, Refunding RB, Series
VV (NPFGC), 5.25%, 7/01/30	745	801,002
		1,326,667
Total Municipal Bonds in Puerto Rico		15,473,311
Total Municipal Bonds — 91.0%		245,169,966

Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
New York — 14.6%
County/City/Special District/School District — 7.9%
City of New York New York, GO, Series J, 5.00%, 5/15/23	1,800	1,939,122
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,330,910
Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,848,429
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	3,200	3,322,560

See Notes to Financial Statements.

36	ANNUAL REPORT	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (g)	(000)	Value
New York (concluded)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	$830	$895,014
7 World Trade Center Project, 4.00%, 9/15/35	2,010	2,048,853
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,532,425
New York State Liberty Development Corp., RB, World
Trade Center Port Authority, 5.25%, 12/15/43	6,495	7,364,486
		21,281,799
Transportation — 1.6%
Hudson New York Yards Infrastructure Corp., Senior RB,
5.75%, 2/15/47	2,250	2,584,126
Port Authority of New York & New Jersey, RB,
Consolidated 169th Series, AMT, 5.00%, 10/15/26	1,500	1,707,765
		4,291,891
Utilities — 5.1%
New York City Municipal Water Finance Authority,
Refunding RB:
Second General Resolution, Fiscal 2012, Series BB,
5.00%, 6/15/44	3,751	4,143,648
Second General Resolution, Series HH,
5.00%, 6/15/32	2,790	3,180,879
Series A, 4.75%, 6/15/30	4,000	4,408,800
Suffolk County Water Authority, Refunding RB,
3.00%, 6/01/25	1,996	2,035,606
		13,768,933
Total Municipal Bonds in New York		39,342,623

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
Series C, 5.25%, 8/01/40	1,010	1,094,184
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 15.0%		40,436,807
Total Long-Term Investments
(Cost — $266,826,096) — 106.0%		285,606,773

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (h)(i)	3,941,016	3,941,016
Total Short-Term Securities
(Cost — $3,941,016) — 1.5%		3,941,016
Total Investments (Cost — $270,767,112) — 107.5%		289,547,789
Other Assets Less Liabilities — 0.7%		1,851,430
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (8.2)%		(22,011,816)
Net Assets — 100.0%		$269,387,403

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Citigroup Inc.	$4,210,663	$42,257

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund’s acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(h)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2011	Activity	2012	Income
BIF New York
Municipal Money Fund	1,241,982	2,699,034	3,941,016	$44

(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$285,606,773	—	$285,606,773
Short-Term:
Securities	$3,941,016	—	—	3,941,016
Total	$3,941,016	$285,606,773	—	$289,547,789

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	37

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$74,421	—	—	$74,421
Liabilities:
TOB trust
certificates	—	$(22,006,793)	—	(22,006,793)
Total	$74,421	$(22,006,793)	—	$(21,932,372)

There were no transfers between levels during the year ended June 30, 2012.

See Notes to Financial Statements.

38	ANNUAL REPORT	JUNE 30, 2012

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock
	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
June 30, 2012	Fund	Fund	Fund	Bond Fund

Assets
Investments at value — unaffiliated[1]	$307,384,579	$4,786,271,414	$1,034,222,928	$285,606,773
Investments at value — affiliated [2]	25,189,057	444,234,095	1,302,407	3,941,016
Cash	—	—	—	74,421
Cash pledged as collateral for financial futures contracts	—	660,000	—	—
Interest receivable	3,878,939	71,475,300	11,594,291	3,997,759
Investments sold receivable	1,125,825	33,016,089	—	4,703,516
Capital shares sold receivable	2,542,714	14,268,427	2,783,448	598,966
Variation margin receivable	—	273,440	—	—
Prepaid expenses	981	27,840	4,667	2,479
Total assets	340,122,095	5,350,226,605	1,049,907,741	298,924,930

Accrued Liabilities
Bank overdraft	—	1,945,131	291,639	—
Investments purchased payable	6,654,748	72,095,970	14,853,940	6,227,675
Capital shares redeemed payable	886,037	9,949,500	2,290,608	331,021
Income dividends payable	731,965	10,154,443	480,296	669,842
Investment advisory fees payable	128,210	1,456,295	184,944	120,589
Service and distribution fees payable	45,176	813,718	104,825	48,633
Interest expense and fees payable	14,184	255,504	—	5,023
Officer’s and Directors’ fees payable	4,249	—	4,484	3,634
Other affiliates payable	991	19,777	5,583	1,370
Other accrued expenses payable	73,746	851,846	263,253	122,947
Total accrued liabilities	8,539,306	97,542,184	18,479,572	7,530,734

Other Liabilities
TOB trust certificates	33,860,884	468,586,354	—	22,006,793
Total liabilities	42,400,190	566,128,538	18,479,572	29,537,527
Net Assets	$297,721,905	$4,784,098,067	$1,031,428,169	$269,387,403

Net Assets Consist of
Paid-in capital	$290,416,428	$4,489,978,070	$1,029,886,574	$265,160,429
Undistributed (distributions in excess of) net investment income	445,615	3,678,316	(480,296)	450,382
Accumulated net realized loss	(12,650,432)	(106,148,136)	(6,897,136)	(15,004,085)
Net unrealized appreciation/depreciation	19,510,294	396,589,817	8,919,027	18,780,677
Net Assets	$297,721,905	$4,784,098,067	$1,031,428,169	$269,387,403
[1] Investments at cost — unaffiliated	$287,874,285	$4,389,375,959	$1,025,303,901	$266,826,096
[2] Investments at cost — affiliated	$25,189,057	$444,234,095	$1,302,407	$3,941,016

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	39

Statements of Assets and Liabilities (concluded)

June 30, 2012	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund	BlackRock New York Municipal Bond Fund
Net Asset Value
BlackRock:
Net assets	—	$446,620,063	$63,503,189	—
Shares outstanding, $0.10 par value	—	40,925,832	6,240,959	—
Net asset value	—	$10.91	$10.18	—
Shares authorized	—	375 Million	150 Million	—
Institutional:
Net assets	$176,895,049	$2,037,089,557	$643,909,822	$31,874,572
Shares outstanding, $0.10 par value	19,096,906	186,668,277	63,299,928	2,895,281
Net asset value	$9.26	$10.91	$10.17	$11.01
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Service:
Net assets	—	$1,213,823	—	—
Shares outstanding, $0.10 par value	—	111,367	—	—
Net asset value	—	$10.90	—	—
Shares authorized	—	375 Million	—	—
Investor A:
Net assets	$83,839,516	$1,688,258,248	$204,728,827	$43,029,619
Shares outstanding, $0.10 par value	9,071,430	154,625,175	20,114,618	3,905,327
Net asset value	$9.24	$10.92	$10.18	$11.02
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Investor A1:
Net assets	—	—	$48,377,130	$154,472,782
Shares outstanding, $0.10 par value	—	—	4,751,935	14,021,355
Net asset value	—	—	$10.18	$11.02
Shares authorized	—	—	150 Million	Unlimited
Investor B:
Net assets	—	$27,169,112	$2,215,887	$3,716,703
Shares outstanding, $0.10 par value	—	2,490,581	217,803	337,504
Net asset value	—	$10.91	$10.17	$11.01
Shares authorized	—	375 Million	150 Million	Unlimited
Investor B1:
Net assets	—	$494,118	—	—
Shares outstanding, $0.10 par value	—	45,294	—	—
Net asset value	—	$10.91	—	—
Shares authorized	—	375 Million	—	—
Investor C:
Net assets	$36,987,340	$483,092,216	$68,693,314	$25,201,004
Shares outstanding, $0.10 par value	3,992,116	44,242,946	6,750,994	2,288,370
Net asset value	$9.27	$10.92	$10.18	$11.01
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Investor C1:
Net assets	—	$100,160,930	—	$11,092,723
Shares outstanding, $0.10 par value	—	9,176,918	—	1,006,992
Net asset value	—	$10.91	—	$11.02
Shares authorized	—	375 Million	—	Unlimited

See Notes to Financial Statements.

40	ANNUAL REPORT	JUNE 30, 2012

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock
	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Year Ended June 30, 2012	Fund	Fund	Fund	Bond Fund

Investment Income
Interest	$12,410,870	$203,883,558	$13,712,353	$13,438,134
Income — affiliated	2,388	71,634	1,531	44
Total income	12,413,258	203,955,192	13,713,884	13,438,178

Expenses
Investment advisory	1,146,871	19,610,629	3,426,278	1,413,180
Service — Service	—	16,898	—	—
Service — Investor A	113,331	3,384,298	544,665	98,622
Service — Investor A1	—	—	51,398	153,166
Service and distribution — Investor B	—	250,441	12,874	22,805
Service and distribution — Investor B1	—	1,344	—	—
Service and distribution — Investor C	245,815	4,097,726	785,733	205,640
Service and distribution — Investor C1	—	797,184	—	66,287
Transfer agent — BlackRock	—	151,870	398	—
Transfer agent — Institutional	28,160	1,905,623	696,630	20,633
Transfer agent — Service	—	4,548	—	—
Transfer agent — Investor A	18,981	960,683	51,336	31,986
Transfer agent — Investor A1	—	—	24,150	76,588
Transfer agent — Investor B	—	35,887	3,747	4,294
Transfer agent — Investor B1	—	1,791	—	—
Transfer agent — Investor C	12,306	203,659	41,496	8,793
Transfer agent — Investor C1	—	54,437	—	4,545
Registration	75,709	221,444	114,134	71,384
Accounting services	68,636	639,221	227,520	74,435
Professional	52,245	89,482	58,425	112,128
Officer and Directors	25,022	80,066	41,006	25,529
Custodian	15,236	109,422	57,055	18,235
Printing	11,714	114,010	48,252	32,231
Reorganization	—	11,664	—	—
Miscellaneous	23,775	65,135	44,518	27,774
Total expenses excluding interest expense and fees	1,837,801	32,807,462	6,229,615	2,468,255
Interest expense and fees [1]	183,941	3,194,793	—	95,574
Total expenses	2,021,742	36,002,255	6,229,615	2,563,829
Less fees waived by advisor	(5,900)	(1,914,274)	(4,985)	(6,608)
Less transfer agent fees waived and/or reimbursed — class specific	—	(1,191,522)	(648,408)	—
Less fees paid indirectly	—	(158)	(46)	(10)
Total expenses after fees waived and/or reimbursed and paid indirectly	2,015,842	32,896,301	5,576,176	2,557,211
Net investment income	10,397,416	171,058,891	8,137,708	10,880,967

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	461,372	32,258,731	886,216	(1,779,039)
Financial futures contracts	(689,002)	(6,376,756)	—	(931,748)
	(227,630)	25,881,975	886,216	(2,710,787)
Net change in unrealized appreciation/depreciation on:
Investments	21,780,190	298,667,727	(350,465)	18,176,640
Financial futures contracts	(8,632)	(305,638)	—	(76,858)
	21,771,558	298,362,089	(350,465)	18,099,782
Total realized and unrealized gain	21,543,928	324,244,064	535,751	15,388,995
Net Increase in Net Assets Resulting from Operations	$31,941,344	$495,302,955	$8,673,459	$26,269,962

[1]	Related to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	41

Statements of Changes in Net Assets	BlackRock High Yield Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$10,397,416	$8,137,725
Net realized loss	(227,630)	(3,380,274)
Net change in unrealized appreciation/depreciation	21,771,558	1,092,810
Net increase in net assets resulting from operations	31,941,344	5,850,261

Dividends to Shareholders From
Net investment income:
Institutional	(7,098,857)	(5,823,873)
Investor A	(2,158,262)	(1,388,936)
Investor C	(994,674)	(752,102)
Decrease in net assets resulting from dividends to shareholders	(10,251,793)	(7,964,911)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	118,424,930	25,911,196

Net Assets
Total increase in net assets	140,114,481	23,796,546
Beginning of year	157,607,424	133,810,878
End of year	$297,721,905	$157,607,424
Undistributed net investment income	$445,615	$314,041

See Notes to Financial Statements.

42	ANNUAL REPORT	JUNE 30, 2012

Statements of Changes in Net Assets	BlackRock National Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$171,058,891	$112,055,270
Net realized gain (loss)	25,881,975	(20,239,419)
Net change in unrealized appreciation/depreciation	298,362,089	(22,336,758)
Net increase in net assets resulting from operations	495,302,955	69,479,093

Dividends to Shareholders From
Net investment income:
BlackRock	(18,590,969)	—
Institutional	(76,209,583)	(57,025,147)
Service	(274,401)	—
Investor A	(55,356,873)	(38,918,106)
Investor B	(1,218,669)	(1,562,654)
Investor B1	(20,399)	—
Investor C	(13,732,375)	(11,251,949)
Investor C1	(3,544,673)	(3,251,474)
Decrease in net assets resulting from dividends to shareholders	(168,947,942)	(112,009,330)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,009,721,670	140,450,808

Net Assets
Total increase in net assets	2,336,076,683	97,920,571
Beginning of year	2,448,021,384	2,350,100,813
End of year	$4,784,098,067	$2,448,021,384
Undistributed net investment income	$3,678,316	$1,888,807

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	43

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$8,137,708	$11,814,258
Net realized gain	886,216	733,958
Net change in unrealized appreciation/depreciation	(350,465)	(1,618,994)
Net increase in net assets resulting from operations	8,673,459	10,929,222

Dividends to Shareholders From
Net investment income:
BlackRock	(607,341)	(296,867)
Institutional	(6,586,342)	(7,987,166)
Investor A	(1,714,646)	(2,574,837)
Investor A1	(479,858)	(671,515)
Investor B	(24,129)	(59,313)
Investor C	(8,215)	(224,914)
Decrease in net assets resulting from dividends to shareholders	(9,420,531)	(11,814,612)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	17,906,706	(120,319,787)

Net Assets
Total increase (decrease) in net assets	17,159,634	(121,205,177)
Beginning of year	1,014,268,535	1,135,473,712
End of year	$1,031,428,169	$1,014,268,535
Undistributed (distributions in excess of) net investment income	$(480,296)	$483,959

See Notes to Financial Statements.

44	ANNUAL REPORT	JUNE 30, 2012

Statements of Changes in Net Assets	BlackRock New York Municipal Bond Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$10,880,967	$11,696,840
Net realized loss	(2,710,787)	(1,096,931)
Net change in unrealized appreciation/depreciation	18,099,782	(4,209,627)
Net increase in net assets resulting from operations	26,269,962	6,390,282

Dividends to Shareholders From
Net investment income:
Institutional	(1,228,547)	(1,205,096)
Investor A	(1,639,226)	(1,709,124)
Investor A1	(6,663,388)	(7,233,004)
Investor B	(178,466)	(338,853)
Investor C	(705,832)	(666,985)
Investor C1	(425,217)	(474,356)
Decrease in net assets resulting from dividends to shareholders	(10,840,676)	(11,627,418)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,191,618	(11,511,267)

Net Assets
Total increase (decrease) in net assets	22,620,904	(16,748,403)
Beginning of year	246,766,499	263,514,902
End of year	$269,387,403	$246,766,499
Undistributed net investment income	$450,382	$799,549

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	45

Statement of Cash Flows

BlackRock
National
Municipal
Year Ended June 30, 2012	Fund
Cash Used for Operating Activities
Net increase in net assets resulting from operations	$495,302,955
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(19,860,263)[1]
Decrease in prepaid expenses	80,740 [1]
Increase in variation margin receivable	(273,440)
Increase in service and distribution fees payable	309,360 [1]
Increase in investment advisory fees payable	352,393 [1]
Increase in interest expense and fees payable	37,811
Decrease in other affiliates payable	(123,349)[1]
Decrease in other accrued expenses payable	(639,279)[1]
Increase in cash pledged as collateral for financial futures contracts	(270,000)
Decrease in reorganization	(100,952)[1]
Decrease in Officer’s and Directors’ fees payable	(8,804)[1]
Net realized and unrealized loss on investments	(330,926,458)
Amortization of premium and accretion of discount on investments	11,473,701
Proceeds from sales of long-term investments	1,605,211,102 [1]
Purchases of long-term investments	(2,281,312,974)
Net proceeds from purchases of short-term securities	(169,120,525)
Cash used for operating activities	(689,867,982)

Cash Provided by Financing Activities
Cash proceeds from shares sold	1,432,136,393
Cash payments on shares redeemed	(685,316,649)
Cash receipts from TOB trust certificates	62,401,550
Cash payments for TOB trust certificates	(47,790,179)
Cash dividends paid to shareholders	(73,407,819)
Increase in bank overdraft	1,840,463 [1]
Cash provided by financing activities	689,863,759

Cash
Net decrease in cash	(4,223)
Cash at beginning of year	4,223
Cash at end of year	—

Cash Flow Information
Cash paid during the year for interest and fees	$3,156,982

Non-Cash Financing Activities
Fair value of investments acquired through reorganization	$1,161,678,743
Increase in trust certificates assumed in reorganization	$132,560,307
Capital shares issued in reorganization	$1,169,525,316
Capital shares issued in reinvestment of dividends paid to shareholders	$93,976,115

[1]	Includes assets and liabilities acquired in reorganization.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowings during the year, based on the average borrowings outstanding in relation to total assets.

See Notes to Financial Statements.

46	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights	BlackRock High Yield Municipal Fund

	Institutional					Investor A
	Year Ended June 30,					Year Ended June 30,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$8.35	$8.47	$7.29	$8.68	$9.96	$8.33	$8.46	$7.28	$8.67	$9.95
Net investment income[1]	0.46	0.46	0.46	0.48	0.44	0.43	0.43	0.43	0.44	0.41
Net realized and unrealized gain (loss)	0.90	(0.13)	1.18	(1.40)	(1.26)	0.91	(0.13)	1.18	(1.39)	(1.26)
Net increase (decrease) from investment operations	1.36	0.33	1.64	(0.92)	(0.82)	1.34	0.30	1.61	(0.95)	(0.85)
Dividends and distributions from:
Net investment income	(0.45)	(0.45)	(0.46)	(0.47)	(0.44)	(0.43)	(0.43)	(0.43)	(0.44)	(0.41)
Net realized gain	—	—	—	—	(0.02)	—	—	—	—	(0.02)
Total dividends and distributions	(0.45)	(0.45)	(0.46)	(0.47)	(0.46)	(0.43)	(0.43)	(0.43)	(0.44)	(0.43)
Net asset value, end of year	$9.26	$8.35	$8.47	$7.29	$8.68	$9.24	$8.33	$8.46	$7.28	$8.67

Total Investment Return[2]
Based on net asset value	16.72%	4.14%	22.88%	(10.40)%	(8.38)%	16.44%	3.73%	22.58%	(10.67)%	(8.62)%

Ratios to Average Net Assets
Total expenses	0.79%	0.78%	0.83%	0.93%	0.84%	1.06%	1.05%	1.09%	1.18%	1.08%
Total expenses after fees waived	0.79%	0.78%	0.83%	0.92%	0.81%	1.06%	1.05%	1.09%	1.17%	1.05%
Total expenses after fees waived and excluding
interest expense and fees [3]	0.70%	0.72%	0.79%	0.89%	0.78%	0.97%	0.99%	1.05%	1.14%	1.03%
Net investment income	5.18%	5.49%	5.63%	6.52%	4.76%	4.85%	5.21%	5.33%	6.13%	4.52%

Supplemental Data
Net assets, end of year (000)	$176,895	$111,669	$94,146	$45,997	$71,203	$83,840	$27,993	$25,105	$4,798	$6,513
Portfolio turnover	17%	31%	32%	39%	33%	17%	31%	32%	39%	33%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	47

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

	Investor C
	Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$8.35	$8.47	$7.29	$8.68	$9.97
Net investment income[1]	0.36	0.37	0.37	0.41	0.34
Net realized and unrealized gain (loss)	0.92	(0.12)	1.18	(1.41)	(1.27)
Net increase (decrease) from investment operations	1.28	0.25	1.55	(1.00)	(0.93)
Dividends and distributions from:
Net investment income	(0.36)	(0.37)	(0.37)	(0.39)	(0.34)
Net realized gain	—	—	—	—	(0.02)
Total dividends and distributions	(0.36)	(0.37)	(0.37)	(0.39)	(0.36)
Net asset value, end of year	$9.27	$8.35	$8.47	$7.29	$8.68

Total Investment Return[2]
Based on net asset value	15.65%	3.07%	21.61%	(11.33)%	(9.40)%

Ratios to Average Net Assets
Total expenses	1.82%	1.82%	1.88%	1.97%	1.85%
Total expenses after fees waived	1.82%	1.82%	1.88%	1.97%	1.82%
Total expenses after fees waived and excluding interest expense and fees[3]	1.73%	1.77%	1.84%	1.94%	1.80%
Net investment income	4.12%	4.45%	4.58%	5.59%	3.76%

Supplemental Data
Net assets, end of year (000)	$36,987	$17,945	$14,560	$5,389	$4,527
Portfolio turnover	17%	31%	32%	39%	33%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

48	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights	BlackRock National Municipal Fund

	BlackRock
	July 18, 2011[1]
	to June 30,
	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.45
Net realized and unrealized gain	0.79
Net increase from investment operations	1.24
Dividends from net investment income	(0.44)
Net asset value, end of period	$10.91

Total Investment Return[3]
Based on net asset value	12.48%	[4]

Ratios to Average Net Assets
Total expenses	0.62%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.54%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and reorganization costs[6]	0.46%	[5]
Net investment income	4.41%	[5]

Supplemental Data
Net assets, end of period (000)	$446,620
Portfolio turnover	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	49

Financial Highlights (continued)	BlackRock National Municipal Fund

	Institutional
	Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.05	$10.19	$9.61	$9.95	$10.39
Net investment income[1]	0.46	0.49	0.48	0.48	0.48
Net realized and unrealized gain (loss)	0.85	(0.14)	0.57	(0.35)	(0.44)
Net increase from investment operations	1.31	0.35	1.05	0.13	0.04
Dividends from net investment income	(0.45)	(0.49)	(0.47)	(0.47)	(0.48)
Net asset value, end of year	$10.91	$10.05	$10.19	$9.61	$9.95

Total Investment Return[2]
Based on net asset value	13.28%	3.49%	11.16%	1.56%	0.35%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.62%	0.67%	0.79%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.65%	0.69%	0.62%	0.65%	0.78%
Total expenses after fees waived and/or reimbursed and paid indirectly and
excluding interest expense and fees and reorganization costs[3]	0.57%	0.60%	0.59%	0.60%	0.60%
Net investment income	4.31%	4.83%	4.76%	5.10%	4.69%

Supplemental Data
Net assets, end of year (000)	$2,037,090	$1,207,501	$1,103,381	$934,807	$977,642
Portfolio turnover	39%	51%	70%	65%	61%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

50	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (continued)	BlackRock National Municipal Fund

	Service
	July 18, 2011[1]
	to June 30,
	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.42
Net realized and unrealized gain	0.77
Net increase from investment operations	1.19
Dividends from net investment income	(0.40)
Net asset value, end of period	$10.90

Total Investment Return[3]
Based on net asset value	11.97%	[4]

Ratios to Average Net Assets
Total expenses	0.91%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.86%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and reorganization costs[6]	0.78%	[5]
Net investment income	4.11%	[5]

Supplemental Data
Net assets, end of period (000)	$1,214
Portfolio turnover	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	51

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor A
	Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.06	$10.19	$9.62	$9.96	$10.39
Net investment income[1]	0.44	0.46	0.45	0.46	0.45
Net realized and unrealized gain (loss)	0.85	(0.13)	0.57	(0.35)	(0.43)
Net increase from investment operations	1.29	0.33	1.02	0.11	0.02
Dividends from net investment income	(0.43)	(0.46)	(0.45)	(0.45)	(0.45)
Net asset value, end of year	$10.92	$10.06	$10.19	$9.62	$9.96

Total Investment Return[2]
Based on net asset value	13.10%	3.36%	10.77%	1.32%	0.22%

Ratios to Average Net Assets
Total expenses	0.91%	0.92%	0.87%	0.91%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%	0.92%	0.87%	0.90%	1.01%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest
expense and fees and reorganization costs[3]	0.72%	0.83%	0.84%	0.84%	0.82%
Net investment income	4.15%	4.60%	4.52%	4.87%	4.46%

Supplemental Data
Net assets, end of year (000)	$1,688,258	$855,849	$820,009	$635,090	$472,018
Portfolio turnover	39%	51%	70%	65%	61%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor B
	Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.05	$10.18	$9.61	$9.95	$10.38
Net investment income[1]	0.39	0.41	0.40	0.41	0.40
Net realized and unrealized gain (loss)	0.85	(0.12)	0.57	(0.35)	(0.43)
Net increase (decrease) from investment operations	1.24	0.29	0.97	0.06	(0.03)
Dividends from net investment income	(0.38)	(0.42)	(0.40)	(0.40)	(0.40)
Net asset value, end of year	$10.91	$10.05	$10.18	$9.61	$9.95

Total Investment Return[2]
Based on net asset value	12.56%	2.89%	10.21%	0.79%	(0.30)%

Ratios to Average Net Assets
Total expenses	1.44%	1.44%	1.39%	1.43%	1.54%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.30%	1.38%	1.38%	1.41%	1.53%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest
expense and fees and reorganization costs [3]	1.22%	1.30%	1.36%	1.36%	1.35%
Net investment income	3.69%	4.10%	3.99%	4.35%	3.94%

Supplemental Data
Net assets, end of year (000)	$27,169	$30,346	$46,152	$58,079	$69,859
Portfolio turnover	39%	51%	70%	65%	61%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	53

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor B1
	July 18, 2011[1]
	to June 30,
	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.39
Net realized and unrealized gain	0.79
Net increase from investment operations	1.18
Dividends from net investment income	(0.38)
Net asset value, end of period	$10.91

Total Investment Return[3]
Based on net asset value	11.83%	[4]

Ratios to Average Net Assets
Total expenses	1.17%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.12%	[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and reorganization costs[6]	1.04%	[5]
Net investment income	3.84%	[5]

Supplemental Data
Net assets, end of period (000)	$494
Portfolio turnover	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (concluded)	BlackRock National Municipal Fund

	Investor C					Investor C1
	Year Ended June 30,					Year Ended June 30,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.06	$10.19	$9.62	$9.96	$10.39	$10.06	$10.19	$9.61	$9.95	$10.39
Net investment income[1]	0.36	0.39	0.38	0.39	0.37	0.38	0.41	0.40	0.41	0.40
Net realized and unrealized gain (loss)	0.86	(0.13)	0.57	(0.35)	(0.43)	0.85	(0.13)	0.57	(0.35)	(0.44)
Net increase (decrease) from investment operations	1.22	0.26	0.95	0.04	(0.06)	1.23	0.28	0.97	0.06	(0.04)
Dividends from net investment income	(0.36)	(0.39)	(0.38)	(0.38)	(0.37)	(0.38)	(0.41)	(0.39)	(0.40)	(0.40)
Net asset value, end of year	$10.92	$10.06	$10.19	$9.62	$9.96	$10.91	$10.06	$10.19	$9.61	$9.95

Total Investment Return[2]
Based on net asset value	12.26%	2.60%	9.95%	0.56%	(0.57)%	12.37%	2.80%	10.28%	0.76%	(0.44)%

Ratios to Average Net Assets
Total expenses	1.64%	1.66%	1.61%	1.66%	1.82%	1.44%	1.47%	1.42%	1.46%	1.58%
Total expenses after fees waived and/or reimbursed
and paid indirectly	1.55%	1.66%	1.61%	1.65%	1.81%	1.36%	1.46%	1.42%	1.44%	1.57%
Total expenses after fees waived and/or reimbursed
and paid indirectly and excluding interest
expense and fees and reorganization costs [3]	1.47%	1.58%	1.58%	1.59%	1.62%	1.28%	1.38%	1.39%	1.39%	1.39%
Net investment income	3.40%	3.85%	3.77%	4.12%	3.66%	3.60%	4.04%	3.96%	4.32%	3.90%

Supplemental Data
Net assets, end of year (000)	$483,092	$281,024	$292,132	$195,475	$103,504	$100,161	$73,302	$88,427	$95,790	$114,746
Portfolio turnover	39%	51%	70%	65%	61%	39%	51%	70%	65%	61%

1 Based on average shares outstanding.

2 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

3 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	55

Financial Highlights	BlackRock Short-Term Municipal Fund

	BlackRock					Institutional
	Year Ended June 30,					Year Ended June 30,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.18	$10.19	$10.14	$9.98	$9.89	$10.18	$10.18	$10.13	$9.97	$9.88
Net investment income[1]	0.09	0.12	0.15	0.26	0.33	0.09	0.13	0.15	0.27	0.33
Net realized and unrealized gain (loss)	0.02	(0.00)[2]	0.06	0.17	0.09	0.01	(0.00)[2]	0.06	0.17	0.09
Net increase from investment operations	0.11	0.12	0.21	0.43	0.42	0.10	0.13	0.21	0.44	0.42
Dividends from net investment income	(0.11)	(0.13)	(0.16)	(0.27)	(0.33)	(0.11)	(0.13)	(0.16)	(0.28)	(0.33)
Net asset value, end of year	$10.18	$10.18	$10.19	$10.14	$9.98	$10.17	$10.18	$10.18	$10.13	$9.97

Total Investment Return[3]
Based on net asset value	1.07%	1.17%	2.04%	4.36%	4.26%	0.96%	1.27%	2.04%	4.45%	4.31%

Ratios to Average Net Assets
Total expenses	0.39%	0.40%	0.41%	0.45%	0.42%	0.50%	0.49%	0.48%	0.47%	0.49%
Total expenses after fees waived and/or
reimbursed and paid indirectly	0.39%	0.39%	0.40%	0.44%	0.39%	0.40%	0.40%	0.40%	0.35%	0.35%
Net investment income	0.93%	1.25%	1.42%	2.65%	3.28%	0.93%	1.26%	1.50%	2.68%	3.30%

Supplemental Data
Net assets, end of year (000)	$63,503	$43,941	$17,244	$2,424	$1,822	$643,910	$603,837	$628,194	$403,143	$181,624
Portfolio turnover	51%	44%	36%	21%	33%	51%	44%	36%	21%	33%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

56	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A						Investor A1
	Year Ended June 30,						Year Ended June 30,
	2012		2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.19		$10.19	$10.13	$9.98	$9.88	$10.19	$10.19	$10.14	$9.98	$9.89
Net investment income[1]	0.07		0.10	0.12	0.21	0.30	0.08	0.12	0.14	0.27	0.32
Net realized and unrealized gain (loss)	0.00	[2]	(0.00)[3]	0.07	0.19	0.11	0.01	(0.00)[3]	0.05	0.16	0.09
Net increase from investment operations	0.07		0.10	0.19	0.40	0.41	0.09	0.12	0.19	0.43	0.41
Dividends from net investment income	(0.08)		(0.10)	(0.13)	(0.25)	(0.31)	(0.10)	(0.12)	(0.14)	(0.27)	(0.32)
Net asset value, end of year	$10.18		$10.19	$10.19	$10.13	$9.98	$10.18	$10.19	$10.19	$10.14	$9.98

Total Investment Return[4]
Based on net asset value	0.69%		0.99%	1.86%	4.08%	4.15%	0.84%	1.14%	1.91%	4.34%	4.20%

Ratios to Average Net Assets
Total expenses	0.66%		0.67%	0.68%	0.72%	0.79%	0.54%	0.54%	0.55%	0.58%	0.59%
Total expenses after fees waived and/or
reimbursed and paid indirectly	0.66%		0.67%	0.67%	0.60%	0.60%	0.51%	0.52%	0.52%	0.45%	0.45%
Net investment income	0.67%		1.00%	1.20%	2.26%	3.03%	0.81%	1.14%	1.41%	2.70%	3.22%

Supplemental Data
Net assets, end of year (000)	$204,729		$221,827	$297,336	$121,355	$9,403	$48,377	$53,141	$66,404	$78,606	$105,580
Portfolio turnover	51%		44%	36%	21%	33%	51%	44%	36%	21%	33%

1 Based on average shares outstanding.

2 Amount is less than $0.01 per share.

3 Amount is less than $(0.01) per share.

4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	57

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor B
	Year Ended June 30,
	2012		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.18		$10.18	$10.13	$9.97	$9.88
Net investment income[1]	0.06		0.09	0.11	0.24	0.30
Net realized and unrealized gain (loss)	0.00	[2]	(0.00)[3]	0.05	0.16	0.08
Net increase from investment operations	0.06		0.09	0.16	0.40	0.38
Dividends from net investment income	(0.07)		(0.09)	(0.11)	(0.24)	(0.29)
Net asset value, end of year	$10.17		$10.18	$10.18	$10.13	$9.97

Total Investment Return[4]
Based on net asset value	0.55%		0.85%	1.62%	4.08%	3.94%

Ratios to Average Net Assets
Total expenses	0.84%		0.82%	0.82%	0.85%	0.85%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%		0.81%	0.81%	0.70%	0.70%
Net investment income	0.54%		0.86%	1.13%	2.41%	2.97%

Supplemental Data
Net assets, end of year (000)	$2,216		$5,258	$8,503	$9,917	$10,612
Portfolio turnover	51%		44%	36%	21%	33%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

58	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (concluded)	BlackRock Short-Term Municipal Fund

	Investor C
	Year Ended June 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.18	$10.18	$10.13	$9.97	$9.88
Net investment income (loss)[1]	(0.01)	0.02	0.05	0.15	0.23
Net realized and unrealized gain (loss)	0.01	(0.00)[2]	0.05	0.19	0.09
Net increase from investment operations	—	0.02	0.10	0.34	0.32
Dividends from net investment income	(0.00)[2]	(0.02)	(0.05)	(0.18)	(0.23)
Net asset value, end of year	$10.18	$10.18	$10.18	$10.13	$9.97

Total Investment Return[3]
Based on net asset value	0.01%	0.21%	0.97%	3.41%	3.27%

Ratios to Average Net Assets
Total expenses	1.44%	1.45%	1.46%	1.52%	1.78%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.44%	1.45%	1.45%	1.35%	1.35%
Net investment income (loss)	(0.11)%	0.22%	0.44%	1.56%	2.28%

Supplemental Data
Net assets, end of year (000)	$68,693	$86,264	$117,792	$69,632	$7,365
Portfolio turnover	51%	44%	36%	21%	33%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	59

Financial Highlights	BlackRock New York Municipal Bond Fund

	Institutional
					Period
					October 1,
					2007 to		Year Ended
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.36	$10.55	$9.81	$10.38	$10.84		$11.10
Net investment income[1]	0.47	0.50	0.49	0.48	0.36		0.49
Net realized and unrealized gain (loss)	0.65	(0.20)	0.74	(0.56)	(0.46)		(0.26)
Net increase (decrease) from investment operations	1.12	0.30	1.23	(0.08)	(0.10)		0.23
Dividends from net investment income	(0.47)	(0.49)	(0.49)	(0.49)	(0.36)		(0.49)
Net asset value, end of period	$11.01	$10.36	$10.55	$9.81	$10.38		$10.84

Total Investment Return[2]
Based on net asset value	11.06%	2.97%	12.74%	(0.60)%	(0.91)%	[3]	2.12%

Ratios to Average Net Assets
Total expenses	0.80%	0.72%	0.76%	0.78%	0.82%	[4]	0.85%
Total expenses after fees waived and paid indirectly	0.80%	0.72%	0.76%	0.77%	0.81%	[4]	0.85%
Total expenses after fees waived and paid indirectly excluding interest expense and fees[5]	0.76%	0.70%	0.75%	0.76%	0.74%	[4]	0.73%
Net investment income	4.43%	4.78%	4.77%	5.01%	4.56%	[4]	4.51%

Supplemental Data
Net assets, end of period (000)	$31,875	$25,864	$23,841	$19,105	$17,949		$14,927
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

60	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor A
					Period		Period
					October 1,		October 2,
					2007 to		2006[1]
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.82	$10.39	$10.85		$11.10
Net investment income[2]	0.45	0.47	0.47	0.46	0.34		0.46
Net realized and unrealized gain (loss)	0.65	(0.19)	0.72	(0.57)	(0.46)		(0.25)
Net increase (decrease) from investment operations	1.10	0.28	1.19	(0.11)	(0.12)		0.21
Dividends from net investment income	(0.45)	(0.46)	(0.46)	(0.46)	(0.34)		(0.46)
Net asset value, end of period	$11.02	$10.37	$10.55	$9.82	$10.39		$10.85

Total Investment Return[3]
Based on net asset value	10.77%	2.76%	12.33%	(0.85)%	(1.10)%	[4]	1.93%	[4]

Ratios to Average Net Assets
Total expenses	1.06%	1.02%	1.02%	1.05%	1.07%	[5]	1.10%	[5]
Total expenses after fees waived and paid indirectly	1.06%	1.01%	1.02%	1.04%	1.06%	[5]	1.10%	[5]
Total expenses after fees waived and paid indirectly excluding interest expense and fees[6]	1.02%	1.00%	1.01%	1.02%	0.99%	[5]	0.99%	[5]
Net investment income	4.17%	4.47%	4.50%	4.77%	4.31%	[5]	4.27%	[5]

Supplemental Data
Net assets, end of period (000)	$43,030	$35,751	$37,736	$20,528	$16,181		$11,964
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	61

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor A1
					Period
					October 1,
					2007 to		Year Ended
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.82	$10.39	$10.85		$11.10
Net investment income[1]	0.47	0.49	0.48	0.48	0.36		0.49
Net realized and unrealized gain (loss)	0.65	(0.19)	0.73	(0.57)	(0.47)		(0.26)
Net increase (decrease) from investment operations	1.12	0.30	1.21	(0.09)	(0.11)		0.23
Dividends from net investment income	(0.47)	(0.48)	(0.48)	(0.48)	(0.35)		(0.48)
Net asset value, end of period	$11.02	$10.37	$10.55	$9.82	$10.39		$10.85

Total Investment Return[2]
Based on net asset value	10.97%	2.95%	12.49%	(0.70)%	(0.99)%	[3]	2.11%

Ratios to Average Net Assets
Total expenses	0.88%	0.84%	0.88%	0.89%	0.92%	[4]	0.95%
Total expenses after fees waived and paid indirectly	0.88%	0.83%	0.87%	0.88%	0.91%	[4]	0.95%
Total expenses after fees waived and paid indirectly excluding interest expense and fees[5]	0.84%	0.82%	0.86%	0.87%	0.84%	[4]	0.83%
Net investment income	4.36%	4.66%	4.65%	4.90%	4.45%	[4]	4.40%

Supplemental Data
Net assets, end of period (000)	$154,473	$151,327	$162,305	$157,706	$177,080		$204,497
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

62	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor B
					Period
					October 1,
					2007 to		Year Ended
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.38	$10.84		$11.10
Net investment income[1]	0.42	0.44	0.44	0.44	0.33		0.44
Net realized and unrealized gain (loss)	0.64	(0.18)	0.74	(0.57)	(0.47)		(0.26)
Net increase (decrease) from investment operations	1.06	0.26	1.18	(0.13)	(0.14)		0.18
Dividends from net investment income	(0.42)	(0.44)	(0.44)	(0.44)	(0.32)		(0.44)
Net asset value, end of period	$11.01	$10.37	$10.55	$9.81	$10.38		$10.84

Total Investment Return[2]
Based on net asset value	10.38%	2.52%	12.15%	(1.11)%	(1.29)%	[3]	1.60%

Ratios to Average Net Assets
Total expenses	1.32%	1.26%	1.29%	1.30%	1.31%	[4]	1.36%
Total expenses after fees waived and paid indirectly	1.32%	1.26%	1.28%	1.29%	1.31%	[4]	1.36%
Total expenses after fees waived and paid indirectly excluding interest expense and fees[5]	1.28%	1.24%	1.28%	1.27%	1.24%	[4]	1.24%
Net investment income	3.93%	4.22%	4.25%	4.48%	4.06%	[4]	3.99%

Supplemental Data
Net assets, end of period (000)	$3,717	$5,950	$9,645	$11,770	$18,535		$25,264
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	63

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor C
					Period		Period
					October 1,		October 2,
					2007 to		2006[1] to
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.38	$10.84		$11.10
Net investment income[2]	0.37	0.39	0.39	0.39	0.28		0.37
Net realized and unrealized gain (loss)	0.64	(0.18)	0.74	(0.56)	(0.46)		(0.25)
Net increase (decrease) from investment operations	1.01	0.21	1.13	(0.17)	(0.18)		0.12
Dividends from net investment income	(0.37)	(0.39)	(0.39)	(0.40)	(0.28)		(0.38)
Net asset value, end of period	$11.01	$10.37	$10.55	$9.81	$10.38		$10.84

Total Investment Return[3]
Based on net asset value	9.89%	2.03%	11.62%	(1.59)%	(1.65)%	[4]	1.08%	[4]

Ratios to Average Net Assets
Total expenses	1.77%	1.73%	1.77%	1.79%	1.82%	[5]	1.85%	[5]
Total expenses after fees waived and paid indirectly	1.77%	1.73%	1.76%	1.78%	1.81%	[5]	1.85%	[5]
Total expenses after fees waived and paid indirectly excluding interest expense and fees[6]	1.73%	1.72%	1.75%	1.76%	1.74%	[5]	1.74%	[5]
Net investment income	3.45%	3.76%	3.76%	4.03%	3.57%	[5]	3.52%	[5]

Supplemental Data
Net assets, end of period (000)	$25,201	$17,180	$17,597	$12,294	$8,535		$4,611
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

64	ANNUAL REPORT	JUNE 30, 2012

Financial Highlights (concluded)	BlackRock New York Municipal Bond Fund

	Investor C1
					Period
					October 1,
					2007 to		Year Ended
	Year Ended June 30,				June 30,		September 30,
	2012	2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.39	$10.85		$11.10
Net investment income[1]	0.42	0.43	0.43	0.43	0.32		0.43
Net realized and unrealized gain (loss)	0.64	(0.18)	0.74	(0.58)	(0.47)		(0.25)
Net increase (decrease) from investment operations	1.06	0.25	1.17	(0.15)	(0.15)		0.18
Dividends from net investment income	(0.41)	(0.43)	(0.43)	(0.43)	(0.31)		(0.43)
Net asset value, end of period	$11.02	$10.37	$10.55	$9.81	$10.39		$10.85

Total Investment Return[2]
Based on net asset value	10.43%	2.44%	12.06%	(1.29)%	(1.35)%	[3]	1.61%

Ratios to Average Net Assets
Total expenses	1.37%	1.33%	1.37%	1.38%	1.41%	[4]	1.45%
Total expenses after fees waived and paid indirectly	1.37%	1.33%	1.37%	1.37%	1.40%	[4]	1.45%
Total expenses after fees waived and paid indirectly excluding interest expense and fees[5]	1.33%	1.32%	1.36%	1.36%	1.33%	[4]	1.33%
Net investment income	3.86%	4.16%	4.16%	4.41%	3.97%	[4]	3.91%

Supplemental Data
Net assets, end of period (000)	$11,093	$10,694	$12,391	$12,491	$14,217		$16,364
Portfolio turnover	19%	17%	19%	30%	16%		19%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2012	65

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock High Yield Municipal Fund (“High Yield Municipal”), BlackRock National Municipal Fund (“National Municipal”) and BlackRock Short-Term Municipal Fund (“Short-Term Municipal”) of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock New York Municipal Bond Fund (“New York Municipal”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) (collectively, the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to throughout this report as the “Board of Directors” or the “Board”. Each Fund offers multiple classes of shares. BlackRock, Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. For Short-Term Municipal and New York Municipal, Investor B Shares automatically convert to Investor A1 Shares after approximately 10 years. For National Municipal, Investor B Shares automatically convert to Investor A after approximately 10 years and Investor B1 Shares convert to Investor A Shares after approximately 7 years. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plans as applicable).

Reorganization: The Board and shareholders of National Municipal and the Board and shareholders of each of BlackRock Municipal Fund of the Corporation (“Municipal”) and BlackRock AMT-Free Municipal Bond Portfolio of BlackRock Funds II (“AMT-Free Municipal”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganizations of each Target Fund into National Municipal pursuant to which National Municipal acquired substantially all of the assets and substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly-issued shares of National Municipal.

Each shareholder of a Target Fund received shares of National Municipal in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on July 15, 2011, less the costs of the Target Fund’s reorganization. In connection with the reorganizations, National Municipal issued newly created BlackRock, Service and Investor B1 Share classes.

The reorganizations were accomplished by a tax-free exchange of shares of National Municipal in the following amounts and at the following conversion ratios:

				National	Shares of
	Target Fund’s	Shares Prior to	Conversion	Municipal’s	National
Target Fund	Share Class	Reorganization	Ratio	Share Class	Municipal
Municipal	Institutional	60,313,178	0.73000752	BlackRock	44,029,074
Municipal	Investor A	23,362,907	0.72932033	Investor A	17,039,043
Municipal	Investor B	1,504,648	0.72970352	Investor B	1,097,947
Municipal	Investor C	5,968,504	0.73017144	Investor C	4,358,031
Municipal	Investor C1	3,835,529	0.72955036	Investor C1	2,798,212
AMT-Free Municipal	BlackRock	32,187	1.04459481	BlackRock	33,622
AMT-Free Municipal	Institutional	36,915,636	1.04362536	Institutional	38,526,093
AMT-Free Municipal	Service	807,665	1.04194269	Service	841,541
AMT-Free Municipal	Investor A	4,388,828	1.04337638	Investor A	4,579,199
AMT-Free Municipal	Investor B	66,195	1.04405653	Investor B1	69,111
AMT-Free Municipal	Investor C	2,211,771	1.04317692	Investor C	2,307,268

Each Target Fund’s net assets and composition of net assets on July 15, 2011, the date of the reorganization, were as follows:

			Distributions in
			Excess of Net	Accumulated	Net
			Investment	Net Realized	Unrealized
Target Fund	Net Assets	Paid-in Capital	Income	Loss	Appreciation
Municipal	$700,874,018	$711,500,571	$(50,550)	$(30,657,517)	$20,081,514
AMT-Free Municipal	$468,651,298	$471,981,418	$(10,420)	$(19,847,261)	$16,527,561

66	ANNUAL REPORT	JUNE 30, 2012

Notes to Financial Statements (continued)

For financial reporting purposes, assets received and shares issued by National Municipal were recorded at fair value. However, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of National Municipal’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of National Municipal before the acquisition were $2,481,619,738.

The aggregate net assets of National Municipal immediately after the acquisition amounted to $3,651,145,054. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of	Cost of
Target Fund	Investments	Investments
Municipal	$697,035,650	$676,954,136
AMT-Free Municipal	$464,643,093	$448,115,532

The purpose of these transactions was to combine three funds managed by the manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on July 18, 2011.

In connection with the reorganizations, National Municipal’s manager contractually agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. This agreement is in effect until November 1, 2013. The expense limitations as a percentage of average daily net assets are as follows:

BlackRock	0.46%
Investor A	0.72%
Investor B	1.23%
Investor C	1.47%
Investor C1	1.28%

Assuming the acquisition had been completed on July 1, 2011, the beginning of the fiscal reporting period of National Municipal, the pro forma results of operations for the year ended June 30, 2012 are as follows:

•	Net investment income: $173,305,533
•	Net realized and change in unrealized gain/loss on investments: $328,129,422
•	Net increase in net assets resulting from operations: $501,434,955

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in National Municipal’s Statement of Operations since July 18, 2011.

Reorganization costs incurred in connection with the reorganization were expensed by National Municipal.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board of the Funds. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

ANNUAL REPORT	JUNE 30, 2012	67

Notes to Financial Statements (continued)

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the year ended June 30, 2012, no TOBs in which the Funds participated were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, in exchange for TOB trust certificates. The Funds typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Funds’ payable to the holder of the short-term floating rate certificates as reported in the Funds’ Statements of Assets and Liabilities as TOB trust certificates approximate their fair value. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying
	Municipal
	Bonds	Liability for	Range of
	Transferred	TOB Trust	Interest
	to TOBs	Certificates	Rates
High Yield Municipal	$62,589,903	$33,860,884	0.15% – 0.50%
National Municipal	$1,035,361,710	$468,586,354	0.17% – 0.38%
New York Municipal	$40,436,807	$22,006,793	0.15% – 0.26%

For the year ended June 30, 2012, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust	Daily Weighted
	Certificates	Average Interest
	Outstanding	Rate
High Yield Municipal	$22,542,140	0.81%
National Municipal	$458,686,345	0.70%
New York Municipal	$11,342,334	0.84%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

68	ANNUAL REPORT	JUNE 30, 2012

Notes to Financial Statements (continued)

Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2012. The statutes of limitations on each Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2012
Liability Derivatives
	Statement of Assets
	and Liabilities	National
	Location	Municipal

	Net unrealized
Interest rate contracts	appreciation/depreciation[1]	$(305,638)

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended June 30, 2012
Net Realized Gain (Loss) From
	High Yield	National	New York
	Municipal	Municipal	Municipal
Interest rate contracts:
Financial futures contracts	$(689,002)	$(6,376,756)	$(931,748)

Net Change in Unrealized Appreciation/Depreciation on
	High Yield	National	New York
	Municipal	Municipal	Municipal
Interest rate contracts:
Financial futures contracts	$(8,632)	$(305,638)	$(76,858)

ANNUAL REPORT	JUNE 30, 2012	69

Notes to Financial Statements (continued)

For the year ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	High Yield	National	New York
	Municipal	Municipal	Municipal
Financial futures contracts:
Average number of contracts sold	45	625	50
Average notional value of contracts sold	$5,782,984	$81,619,141	$6,496,719

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation and the Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

High Yield Municipal’s annual investment advisory fee rates are as follows:

Portion of Average Daily Net Assets	Rate
First $250 million	0.550%
$250 million — $500 million	0.525%
Greater than $500 million	0.500%

For such services, each Fund pays the Manager a monthly fee based on a percentage each Fund’s average daily net assets at the following annual rates:

	Rate of Advisory Fee
Aggregate of Average Daily Net	National	Short-Term
Assets of the Two Combined Funds [1]	Municipal	Municipal
First $250 million	0.500%	0.400%
$250 million — $400 million	0.475%	0.375%
$400 million — $550 million	0.475%	0.350%
Greater than $550 million	0.475%	0.325%

[1]	The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the two combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

New York Municipal’s annual investment advisory fee rate is 0.55%.

The Manager voluntarily agreed to waive a portion of its fees payable by New York Municipal, which is shown as fees waived by advisor in the Statements of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

Portion of Average Daily Net Assets	Rate
First $500 million	0.550%
$500 million — $1 billion	0.525%
Greater than $1 billion	0.500%

For National Municipal and Short-Term Municipal, the Manager contractually or voluntarily agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of net assets are as follows:

	National	Short-Term
	Municipal	Municipal
	Contractual[1]	Voluntary[2]
BlackRock	0.46%	—
Institutional	—	0.40%
Investor A	0.72%	0.69%
Investor A1	—	0.52%
Investor B	1.23%	0.81%
Investor C	1.47%	1.55%
Investor C1	1.28%	—

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver and/or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the Independent Directors.
[2]	These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice.

As a result, for National Municipal and Short-Term Municipal, the Manager waived or reimbursed the following amounts which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations:

	National	Short-Term
	Municipal	Municipal
BlackRock	$151,827	—
Institutional	—	$636,514
Investor A	$808,071	—
Investor A1	—	$10,524
Investor B	$33,725	$1,370
Investor C	$164,872	—
Investor C1	$33,027	—

The following Funds had waivers that are included in fees waived by advisor in the Statements of Operations. For the year ended June 30, 2012, the amounts were as follows:

Fees Waived
by Manager
National Municipal	$1,708,625
Short-Term Municipal	$4,752

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.

70	ANNUAL REPORT	JUNE 30, 2012

Notes to Financial Statements (continued)

For the year ended June 30, 2012, the amounts waived were as follows:

High Yield Municipal	$5,900
National Municipal	$205,649
Short-Term Municipal	$233
New York Municipal	$6,608

The Corporation and the Trust, on behalf of the Manager, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the year ended June 30, 2012, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

High Yield Municipal	$1,890
National Municipal	$38,225
Short-Term Municipal	$10,182
New York Municipal	$2,500

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Service	—	0.25%	—	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	—	—	0.10%	0.10%
Investor B	—	0.25%	0.15%	0.25%
Investor B1	—	0.25%	—	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	—	0.25%

	Distribution Fees
	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Investor B	—	0.50%	0.20%	0.25%
Investor B1	—	0.75%[1]	—	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	—	0.35%

[1]	National Municipal did not pay a portion of its respective distribution fees during the year.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the year ended June 30, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Investor A	$29,620	$232,663	$4,947	$16,153
Investor A1	—	—	—	$81

For the year ended June 30, 2012, affiliates received CDSCs as follows:

	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Investor A	$10,918	$108,349	$74,192	$540
Investor B	—	$4,868	$834	$2,006
Investor B1	—	$387	—	—
Investor C	$3,922	$42,106	$5,604	$2,262
Investor C1	—	$420	—	—

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended June 30, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Call Center Fees
	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
BlackRock	—	$3,436	$145	—
Institutional	$433	$27,428	$2,798	$187
Service	—	$476	—	—
Investor A	$451	$23,734	$1,819	$358
Investor A1	—	—	$499	$2,244
Investor B	—	$644	$99	$87
Investor B1	—	$17	—	—
Investor C	$268	$3,901	$943	$196
Investor C1	—	$1,032	—	$115

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2012, were as follows:

	Purchases	Sales
High Yield Municipal	$153,645,207	$36,800,323
National Municipal	$2,351,524,422	$1,624,443,679
Short-Term Municipal	$550,920,648	$508,841,277
New York Municipal	$73,262,141	$49,435,696

ANNUAL REPORT	JUNE 30, 2012	71

Notes to Financial Statements (continued)

5. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of June 30, 2012 attributable to amortization methods on fixed income securities, income recognized from pass-through entities, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, distributions received from a regulated investment company and the sale of bonds received from TOB trusts were reclassified to the following accounts:

	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Paid-in capital	—	$(6,783,501)	$(318,624)	—
Undistributed (distributions in excess of) net investment income	$(14,049)	$(260,470)	$318,568	$(389,458)
Accumulated net realized loss	$14,049	$7,043,971	$56	$389,458

The tax character of distributions paid during the fiscal years ended June 30, 2012 and June 30, 2011 was as follows:

		High Yield	National	Short-Term	New York
		Municipal	Municipal	Municipal	Municipal
Tax-exempt income	6/30/12	$10,248,618	$168,906,088	$9,101,662	$10,816,674
	6/30/11	7,889,554	111,766,061	11,814,462	11,596,179
Ordinary income	6/30/12	3,175	41,854	318,869	24,002
	6/30/11	75,357	243,269	150	31,239
Total	6/30/12	$10,251,793	$168,947,942	$9,420,531	$10,840,676
	6/30/11	$7,964,911	$112,009,330	$11,814,612	$11,627,418

As of June 30, 2012, the tax components of accumulated net earnings were as follows:

	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Undistributed tax-exempt income	$196,382	$3,577,765	—	$307,942
Undistributed ordinary income	23,088	29,366	—	14,315
Capital loss carryforwards	(12,051,752)	(107,233,863)	$(6,897,136)	(12,392,126)
Net unrealized gains[1]	19,448,650	397,746,729	8,438,731	18,316,507
Qualified late-year losses[2]	(310,891)	—	—	(2,019,664)
Total	$7,305,477	$294,119,997	$1,541,595	$4,226,974

[1]	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the treatment of residual interests in tender option bond trusts.
[2]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending June 30, 2013.

As of June 30, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	High Yield	National	Short-Term	New York
Expires June 30,	Municipal	Municipal	Municipal	Municipal
2013	—	$602,181	—	$8,935,207
2014	—	—	$3,586,981	—
2015	—	1,741,602	2,987,949	—
2016	$258,523	9,699,108	322,206	—
2017	3,758,709	29,857,944	—	2,020,225
2018	4,665,271	41,255,757	—	367,311
2019	1,973,257	—	—	1,028,212
No expiration date[3]	1,395,992	24,077,271	—	41,171
Total	$12,051,752	$107,233,863	$6,897,136	$12,392,126

[3]	Must be utilized prior to losses subject to expiration.

During the year ended June 30, 2012, Short-Term Municipal utilized $886,272 of its capital loss carryforward.

As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	High Yield	National	Short-Term	New York
	Municipal	Municipal	Municipal	Municipal
Tax cost	$279,213,503	$4,364,121,696	$1,026,606,308	$249,210,584
Gross unrealized appreciation	$23,419,418	$404,263,184	$8,972,488	$20,287,288
Gross unrealized depreciation	(3,920,169)	(6,465,725)	(53,461)	(1,956,876)
Net unrealized appreciation	$19,499,249	$397,797,459	$8,919,027	$18,330,412

72	ANNUAL REPORT	JUNE 30, 2012

Notes to Financial Statements (continued)

6. Borrowings:

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the year ended June 30, 2012.

7. Concentration, Market and Credit Risk:

New York Municipal invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see New York Municipal’s Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of June 30, 2012, High Yield Municipal invested a significant portion of its assets in securities in the health sector. National Municipal invested a significant portion of its assets in securities in the health and utilities sectors. Short-Term Municipal invested a significant portion of its assets in securities in the state sector. New York Municipal invested a significant portion of its assets in securities in the county/city/special district/school district sector. Changes in economic conditions affecting the county/city/ special district/school district, health, state and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

ANNUAL REPORT	JUNE 30, 2012	73

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
High Yield Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,222,237	$90,564,901	6,149,068	$51,299,139
Shares issued to shareholders in reinvestment of dividends and distributions	316,672	2,818,724	233,028	1,943,654
Shares redeemed	(4,822,125)	(42,644,678)	(4,115,993)	(34,165,925)
Net increase	5,716,784	$50,738,947	2,266,103	$19,076,868

Investor A
Shares sold and automatic conversion of shares	7,033,684	$62,791,787	2,565,047	$21,343,797
Shares issued to shareholders in reinvestment of dividends and distributions	148,616	1,323,316	106,181	885,713
Shares redeemed	(1,472,331)	(12,971,093)	(2,278,814)	(19,113,460)
Net increase	5,709,969	$51,144,010	392,414	$3,116,050

Investor C
Shares sold	2,261,769	$20,209,135	1,249,127	$10,496,942
Shares issued to shareholders in reinvestment of dividends and distributions	87,477	776,603	63,641	529,304
Shares redeemed	(506,780)	(4,443,765)	(881,601)	(7,307,968)
Net increase	1,842,466	16,541,973	431,167	3,718,278
Total Net Increase	13,269,219	$118,424,930	3,089,684	$25,911,196

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
National Municipal	Shares	Amount	Shares	Amount
BlackRock [1]
Shares sold	503,324	$5,257,007	—	—
Shares issued resulting from reorganization	44,062,696	445,420,985	—	—
Shares issued to shareholders in reinvestment of dividends	532,438	5,646,292	—	—
Shares redeemed	(4,172,626)	(43,865,073)	—	—
Net increase	40,925,832	$412,459,211	—	—

Institutional
Shares sold	50,171,029	$530,508,205	39,093,064	$397,384,403
Shares issued resulting from reorganization	38,526,093	389,452,572	—	—
Shares issued to shareholders in reinvestment of dividends	4,273,106	45,238,469	4,148,257	41,607,185
Shares redeemed	(26,393,768)	(278,112,885)	(31,453,097)	(313,408,653)
Net increase	66,576,460	$687,086,361	11,788,224	$125,582,935

Service[1]
Shares sold and automatic conversion of shares	106,236	$1,116,938	—	—
Shares issued resulting from reorganization	841,541	8,511,177	—	—
Shares issued to shareholders in reinvestment of dividends	23,458	247,537	—	—
Shares redeemed	(859,868)	(9,240,523)	—	—
Net increase	111,367	$635,129	—	—

Investor A
Shares sold and automatic conversion of shares	70,184,569	$743,859,390	32,944,655	$329,287,957
Shares issued resulting from reorganization	21,618,242	218,642,582	—	—
Shares issued to shareholders in reinvestment of dividends	2,827,234	29,970,354	2,260,688	22,698,564
Shares redeemed	(25,081,203)	(265,697,067)	(30,577,063)	(302,644,541)
Net increase	69,548,842	$726,775,259	4,628,280	$49,341,980

Investor B
Shares sold and automatic conversion of shares	132,043	$1,379,943	79,100	$783,623
Shares issued resulting from reorganization	1,097,947	11,094,970	—	—
Shares issued to shareholders in reinvestment of dividends	57,357	604,193	73,349	736,467
Shares redeemed	(1,815,927)	(19,095,305)	(1,665,029)	(16,604,956)
Net decrease	(528,580)	$(6,016,199)	(1,512,580)	$(15,084,866)

Investor B1[1]
Shares sold	5	$67	—	—
Shares issued resulting from reorganization	69,111	698,380	—	—
Shares issued to shareholders in reinvestment of dividends	1,357	14,324	—	—
Shares redeemed and automatic conversion of shares	(25,179)	(261,605)	—	—
Net increase	45,294	$451,166	—	—

74	ANNUAL REPORT	JUNE 30, 2012

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
National Municipal (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	14,400,357	$152,322,976	7,754,446	$78,331,889
Shares issued resulting from reorganization	6,665,299	67,414,170	—	—
Shares issued to shareholders in reinvestment of dividends	965,581	10,233,155	805,169	8,083,890
Shares redeemed	(5,722,400)	(60,390,739)	(9,284,072)	(92,009,941)
Net increase (decrease)	16,308,837	$169,579,562	(724,457)	$(5,594,162)

Investor C1
Shares sold	12,080	$128,032	5,088	$51,933
Shares issued resulting from reorganization	2,798,212	28,290,480	—	—
Shares issued to shareholders in reinvestment of dividends	191,343	2,021,791	196,503	1,973,965
Shares redeemed	(1,113,861)	(11,689,122)	(1,590,814)	(15,820,977)
Net increase (decrease)	1,887,774	18,751,181	(1,389,223)	(13,795,079)
Total Net Increase	194,875,826	$2,009,721,670	12,790,244	$140,450,808

1 For the period July 18, 2011 (commencement of operations) to June 30, 2012.

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
Short-Term Municipal	Shares	Amount	Shares	Amount
BlackRock
Shares sold	1,968,713	$20,021,875	3,196,351	$32,406,000
Shares issued to shareholders in reinvestment of dividends and distributions	59,638	607,341	29,185	296,667
Shares redeemed	(103,085)	(1,050,100)	(602,469)	(6,134,904)
Net increase	1,925,266	$19,579,116	2,623,067	$26,567,763

Institutional
Shares sold	28,312,802	$288,283,154	33,475,138	$340,121,082
Shares issued to shareholders in reinvestment of dividends and distributions	278,496	2,835,273	342,602	3,481,932
Shares redeemed	(24,608,284)	(250,550,776)	(36,198,366)	(367,502,652)
Net increase (decrease)	3,983,014	$40,567,651	(2,380,626)	$(23,899,638)

Investor A
Shares sold and automatic conversion of shares	11,354,797	$115,663,198	9,605,026	$97,784,236
Shares issued to shareholders in reinvestment of dividends and distributions	135,047	1,375,573	198,989	2,024,025
Shares redeemed	(13,153,186)	(133,982,696)	(17,211,292)	(174,908,611)
Net decrease	(1,663,342)	$(16,943,925)	(7,407,277)	$(75,100,350)

Investor A1
Shares sold	230,997	$2,353,743	86,611	$880,738
Shares issued to shareholders in reinvestment of dividends and distributions	26,476	269,721	37,013	376,554
Shares redeemed	(721,561)	(7,354,006)	(1,424,180)	(14,493,105)
Net decrease	(464,088)	$(4,730,542)	(1,300,556)	$(13,235,813)

Investor B
Shares sold	28,396	$289,094	23,038	$233,890
Shares issued to shareholders in reinvestment of dividends and distributions	1,851	18,848	4,074	41,423
Shares redeemed	(328,869)	(3,348,836)	(345,678)	(3,509,881)
Net decrease	(298,622)	$(3,040,894)	(318,566)	$(3,234,568)

Investor C
Shares sold	1,558,941	$15,876,887	2,102,990	$21,388,921
Shares issued to shareholders in reinvestment of dividends and distributions	609	6,205	16,363	166,373
Shares redeemed	(3,280,095)	(33,407,792)	(5,213,299)	(52,972,475)
Net decrease	(1,720,545)	(17,524,700)	(3,093,946)	(31,417,181)
Total Net Increase (Decrease)	1,761,683	$17,906,706	(11,877,904)	$(120,319,787)

ANNUAL REPORT	JUNE 30, 2012	75

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
New York Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,226,986	$13,208,631	891,752	$9,296,262
Shares issued to shareholders in reinvestment of dividends	62,776	674,237	65,748	682,553
Shares redeemed	(889,968)	(9,498,486)	(722,809)	(7,399,948)
Net increase	399,794	$4,384,382	234,691	$2,578,867

Investor A
Shares sold and automatic conversion of shares	1,253,876	$13,509,272	852,297	$9,007,593
Shares issued to shareholders in reinvestment of dividends	124,628	1,338,552	127,802	1,326,522
Shares redeemed	(920,076)	(9,951,227)	(1,108,881)	(11,399,887)
Net increase (decrease)	458,428	$4,896,597	(128,782)	$(1,065,772)

Investor A1
Shares sold and automatic conversion of shares	222,668	$2,371,161	201,631	$2,067,823
Shares issued to shareholders in reinvestment of dividends	399,487	4,286,720	433,519	4,504,716
Shares redeemed	(1,192,050)	(12,776,941)	(1,423,955)	(14,617,083)
Net decrease	(569,895)	$(6,119,060)	(788,805)	$(8,044,544)

Investor B
Shares sold	3,844	$40,739	4,881	$49,501
Shares issued to shareholders in reinvestment of dividends	8,240	88,072	16,248	169,016
Shares redeemed and automatic conversion of shares	(248,539)	(2,643,106)	(361,409)	(3,719,896)
Net decrease	(236,455)	$(2,514,295)	(340,280)	$(3,501,379)

Investor C
Shares sold	978,449	$10,525,990	472,359	$4,956,141
Shares issued to shareholders in reinvestment of dividends and distributions	46,111	495,489	39,903	413,964
Shares redeemed	(393,369)	(4,209,526)	(523,147)	(5,371,233)
Net increase (decrease)	631,191	$6,811,953	(10,885)	$(1,128)

Investor C1
Shares sold	56	$603	712	$7,180
Shares issued to shareholders in reinvestment of dividends and distributions	24,255	260,290	27,481	285,720
Shares redeemed	(48,579)	(528,852)	(171,218)	(1,770,211)
Net decrease	(24,268)	(267,959)	(143,025)	(1,477,311)
Total Net Increase (Decrease)	658,795	$7,191,618	(1,177,086)	$(11,511,267)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	ANNUAL REPORT	JUNE 30, 2012

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund and Board of Directors of BlackRock Municipal Bond Fund, Inc. and Board of Trustees of BlackRock Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., and BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (collectively the “Funds”), as of June 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented and the statement of cash flows for BlackRock National Municipal Fund for the year ended June 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., and BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, as of June 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented and the cash flows of BlackRock National Municipal Fund for the year ended June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
August 24, 2012

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by the following Funds during the fiscal year ended June 30, 2012.

	Payable	Ordinary
	Date	Income[1]
High Yield Municipal	12/20/2011	$0.000128
National Municipal	12/20/2011	$0.000080
New York Municipal	12/20/2011	$0.001006

[1]	Additionally, all ordinary income distributions are comprised of interest related dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

3.385% of the net investment income distributions paid by BlackRock Short-Term Municipal Fund are treated as taxable ordinary dividends.

All other net investment income distributions paid by BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund qualify as tax-exempt interest dividends for federal income tax purposes.

ANNUAL REPORT	JUNE 30, 2012	77

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of BlackRock High Yield Municipal Fund (the “High Yield Fund”), BlackRock National Municipal Fund (the “National Fund”) and BlackRock Short-Term Municipal Fund (the “Short-Term Fund”), each a series of BlackRock Municipal Bond Fund, Inc. (the “Corporation”), and the Board of Trustees of the BlackRock New York Municipal Bond Fund (the “New York Fund,” along with the High Yield Fund, National Fund and Short-Term Fund, each a “Fund,” and collectively, the “Funds”), a series of BlackRock Multi-State Municipal Series Trust (the “Trust”), (collectively, the “Board,” and the members of which are referred to as “Board Members”) met on April 10, 2012 and May 8-9, 2012 to consider the approval of the Corporation’s, on behalf of the High Yield Fund, the National Fund and the Short-Term Fund, and the Trust’s on behalf of the New York Fund, investment advisory agreements (collectively, the “Advisory Agreements”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Corporation or the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 10, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, for the National Fund and Short-Term Fund, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional

78	ANNUAL REPORT	JUNE 30, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 10, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 10, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 8-9, 2012 Board meeting.

At an in-person meeting held on May 8-9, 2012, the Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of the High Yield Fund, the National Fund and the Short-Term Fund, and the Trust, on behalf of the New York Fund, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 10, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in each Fund’s applicable Lipper category and, for the National Fund and Short-Term Fund, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the High Yield Fund ranked in the second, second and fourth quartiles against its Lipper Performance Universe Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the High Yield

ANNUAL REPORT	JUNE 30, 2012	79

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the High Yield Fund’s investment performance as compared to its Lipper Performance Universe Composite provided a more meaningful comparison of the High Yield Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

The Board noted that the National Fund ranked in the second, second and first quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the National Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the National Fund’s investment performance as compared to its Customized Lipper Peer Group Composite provided a more meaningful comparison of the National Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

The Board noted that the Short-Term Fund ranked in the third, fourth and fourth quartiles against its Customized Lipper Peer Group for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the Short-Term Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Short-Term Fund’s investment performance as compared to its Customized Lipper Peer Group provided a more meaningful comparison of the Short-Term Fund’s relative performance. The Board and BlackRock reviewed and discussed the reasons for the Short-Term Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Short-Term Fund’s performance can generally be tied to the performance of the yield curve in any given period since the Short-Term Fund is restricted to holding securities with a maximum four-year maturity. Many of the funds in the peer group do not have restrictions with regard to final maturity of permissible securities as long as the funds maintain shorter portfolio duration.

The Board and BlackRock discussed BlackRock’s strategy for improving the Short-Term Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Short-Term Fund’s portfolio managers and to improve the Short-Term Fund’s performance.

The Board noted that the New York Fund ranked in the third, second and second quartiles against its Lipper Performance Universe Composite for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the New York Fund’s underperformance during the one-year period and will monitor closely the New York Fund’s performance in the coming year. Based on its discussions with BlackRock and the Board’s review of the New York Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the New York Fund’s investment performance as compared to its Lipper Performance Universe Composite provided a more meaningful comparison of the New York Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

80	ANNUAL REPORT	JUNE 30, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

The Board noted that the High Yield Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the High Yield Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the High Yield Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the High Yield Fund increases above certain contractually specified levels.

The Board noted that the National Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the National Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the National Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual management fee ratio paid by the National Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board further noted that the National Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the National Fund, combined with the assets of the Short-Term Fund, increase above certain contractually specified levels. Additionally, the Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the National Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Short-Term Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Short-Term Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Short-Term Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the Short-Term Fund, combined with the assets of the National Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Short-Term Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the New York Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the New York Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. Additionally, the Board noted that BlackRock has voluntarily agreed to waive management fees for the New York Fund.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of revised breakpoints, or with respect to the New York Fund, through the use of contractual breakpoints and/or revised voluntary breakpoints, in the advisory fee based upon the asset level of the Fund, and in the case of the National Fund and the Short-Term Fund, based on the combined assets of those two funds. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of the High Yield Fund, the National Fund and the Short-Term Fund, and the Trust, on behalf of the New York Fund, for a one-year term ending June 30, 2013, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ANNUAL REPORT	JUNE 30, 2012	81

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Funds	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Director	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	29 RICs consisting of 82 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals)
Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Director	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.	29 RICs consisting of 82 Portfolios	Watson Pharmaceuticals, Inc.
James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Director	Since 1995	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	29 RICs consisting of 82 Portfolios	None
Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Director	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	29 RICs consisting of 82 Portfolios	None
Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Director	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, IDology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	29 RICs consisting of 82 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)
Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Director	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.	29 RICs consisting of 82 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)
Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Director	Since 2005	Professor, Harvard University since 1992.	29 RICs consisting of 82 Portfolios	None
John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Director	Since 2007	Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	29 RICs consisting of 82 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Director	Since 2000	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.	29 RICs consisting of 82 Portfolios	None

82	ANNUAL REPORT	JUNE 30, 2012

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Funds	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Director	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	29 RICs consisting of 82 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2]	Date shown is the earliest date a person has served for the Funds covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Funds’ board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003 and Fred G. Weiss, 1998.

Interested Directors3

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President[4] and Director	Since 2011	Senior Managing Director, BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	159 RICs consisting of 278 Portfolios	None
Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	29 RICs consisting of 82 Portfolios	BlackRock
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	159 RICs consisting of 278 Portfolios	None

[3]	Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Funds based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Funds based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[4]	For BlackRock Multi-State Municipal Series Trust.
ANNUAL REPORT	JUNE 30, 2012	83

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President[2] and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director, Family Resource Network (charitable foundation) since 2009.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.)Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary to the Funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Funds serve at the pleasure of the Board.
Further information about the Funds’ Officers and Directors is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor	Custodians	Accounting Agent	Legal Counsel	Address of Funds
BlackRock Advisors, LLC	The Bank of	State Street Bank	Willkie Farr & Gallagher LLP	100 Bellevue Parkway
Wilmington, DE 19809	New York Mellon[2]	and Trust Company	New York, NY 10019	Wilmington, DE 19809
	New York, NY 10286	Boston, MA 02110
Sub-Advisor			Independent Registered
BlackRock Investment	State Street Bank	Distributor	Public Accounting Firm
Management, LLC	and Trust Company[3]	BlackRock Investments, LLC	Deloitte & Touche LLP
Princeton, NJ 08540	Boston, MA 02110	New York, NY 10022	Boston, MA 02116

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Effective May 8, 2012, Ira P. Shapiro resigned as Secretary of the Corporation and the Trust, and Benjamin Archibald became Secretary of the Corporation and the Trust.

2 For BlackRock Municipal Bond Fund, Inc.

3 For BlackRock Multi-State Municipal Series Trust.

84	ANNUAL REPORT	JUNE 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT	JUNE 30, 2012	85

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

86	ANNUAL REPORT	JUNE 30, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dynamic Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock China Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock Commodity Strategies Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Emerging Markets Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Flexible Equity Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Focus Growth Fund	BlackRock Latin America Fund	BlackRock World Gold Fund
BlackRock Global Allocation Fund†	BlackRock Managed Volatility Portfolio†

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	Opportunities Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Mortgage Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Secured Credit Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT	JUNE 30, 2012	87

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MBNYMB-6/12-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield Municipal Fund	$33,500	$32,900	$0	$0	$12,100	$12,100	$0	$0
BlackRock National Municipal Fund	$37,700	$37,100	$0	$16,800	$12,100	$24,200	$0	$0
BlackRock Short-Term Municipal Fund	$29,300	$28,700	$0	$0	$12,100	$12,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield Municipal Fund	$12,100	$12,100
BlackRock National Municipal Fund	$12,100	$41,000
BlackRock Short-Term Municipal Fund	$12,100	$12,100

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Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –       Audit Committee of Listed Registrants – Not Applicable

Item 6 –      Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –       Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –     Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –     Controls and Procedures

(a) –            The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –            There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

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(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: September 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: September 4, 2012

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